SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C.  20549

                                   FORM N-1A
                                                       File No. 2-28871
                                                      File No. 811-1485

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X

     Pre-Effective Amendment No. _____

     Post-Effective Amendment No. 57                                  X
                                 _____
                              AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X

     Amendment No.  57                                                X

                     DELAWARE GROUP EQUITY FUNDS III, INC.
_______________________________________________________________________
              (Exact Name of Registrant as Specified in Charter)

          1818 Market Street, Philadelphia, Pennsylvania     19103
_______________________________________________________________________
         (Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code:      (215) 255-2923
                                                     __________________

 George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
_______________________________________________________________________
                  (Name and Address of Agent for Service)

Approximate Date of Public Offering:                    August 28, 1998
                                                     __________________

It is proposed that this filing will become effective:

           _____ immediately upon filing pursuant to paragraph (b)
             X   on August 28, 1998 pursuant to paragraph (b)
           _____
           _____ 60 days after filing pursuant to paragraph (a)(1)
           _____ on (date) pursuant to paragraph (a)(1)
           _____ 75 days after filing pursuant to paragraph (a)(2)
           _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

           _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                  Title of Securities Being Registered
                  ------------------------------------
                         Trend Fund A Class
                         Trend Fund B Class
                         Trend Fund C Class
                    Trend Fund Institutional Class
                    ---   C O N T E N T S   ---


     This Post-Effective Amendment No. 57 to Registration File No. 2-28871 includes the following:

     1.     Facing Page

     2.     Contents Page

     3.     Cross-Reference Sheets

     4.     Part A - Prospectuses

     5.     Part B - Statement of Additional Information

     6.     Part C - Other Information

     7.     Signatures



                        CROSS-REFERENCE SHEET*
                        ----------------------
                              PART A
                             -------
                                                   Location in
Item No.  Description                             Prospectuses
--------  ---------------                         ------------
                                            A Class/        Institutional
                                            B Class/           Class
                                            C Class

   1        Cover Page                       Cover             Cover

   2        Synopsis                       Synopsis;          Synopsis;
                                            Summary           Summary
                                          of Expenses        of Expenses

   3        Condensed
            Financial Information          Financial          Financial
                                          Highlights         Highlights

   4        General Description
            of Registrant                 Investment        Investment
                                         Objective and      Objective and
                                        Policies; Shares;  Policies;Shares;
                                        Other Investment   Other Investment
                                       Policies and Risk   Policies and Risk
                                        Considerations      Considerations

   5         Management of the Fund      Management of       Management of
                                           the Fund            the Fund

   6         Capital Stock and Other
             Securities                  The Delaware         Dividends and
                                    Difference; Dividends    Distributions
                                     and Distributions;      Taxes; Shares
                                     Taxes; Shares (under   (under Management
                                    Management of the Fund)   of the Fund)

   7        Purchase of Securities
            Being Offered                  Cover;                Cover;
                                     Classes of Shares;     Classes of Shares;
                                         How to Buy            How to Buy
                                    Shares; Calculation         Shares;
                                     of Offering Price      Calculation of
                                   and Net Asset Value     Net Asset Value;
                                         Per Share;            Per Share;
                                       Management of        Management of
                                         the Fund               the Fund

   8        Redemption or
            Repurchase               Classes of Shares;    Classes of Shares;
                                        How to Buy            How to Buy
                                    Shares; Redemption   Shares; Redemption
                                       and Exchange          and Exchange

   9        Legal Proceedings              None                  None

* This filing relates to Registrant's Trend Fund A Class, Trend Fund B Class, Trend Fund C Class and Trend Fund Institutional Class. Class A Shares, Class B Shares and Class C Shares are combined in one prospectus, and the Institutional Class of shares is described in a separate prospectus. The four classes have a common Statement of Additional Information and Part C.

                        CROSS-REFERENCE SHEET*
                        ----------------------
                              PART B
                             -------

                                                  Location in Statement
Item No.  Description                           of Additional Information
--------  -----------                           -------------------------
   10     Cover Page                                       Cover

   11     Table of Contents                           Table of Contents

   12     General Information and History            General Information

   13     Investment Objectives and Policies         Investment Objective
                                                        and Policies

   14     Management of the Registrant             Officers and Directors

   15     Control Persons and Principal
          Holders of Securities                    Officers and Directors

   16     Investment Advisory and Other
          Services                               Plans Under Rule 12b-1 for
                                                   the Fund Classes (under
                                                      Purchasing Shares);
                                                     Investment Management
                                                    Agreement; Officers and
                                                      Directors; General
                                                    Information; Financial
                                                         Statements

   17     Brokerage Allocation                        Trading Practices
                                                        and Brokerage

   18     Capital Stock and Other Securities          Capitalization and
                                                     Noncumulative Voting
                                                        (under General
                                                          Information)

   19     Purchase, Redemption and Pricing
          of Securities Being Offered                 Purchasing Shares;
                                                     Determining Offering
                                                 Price and Net Asset Value;
                                                        Redemption and
                                                     Repurchase; Exchange
                                                           Privilege

   20     Tax Status                                         Taxes

   21     Underwriters                                Purchasing Shares

   22     Calculation of Performance Data            Performance Information

   23     Financial Statements                        Financial Statements

                        CROSS-REFERENCE SHEET
                        ----------------------
                              PART C
                             -------

                                                          Location in
Item No.  Description                                        Part C
-------   -----------                                     -----------
   24     Financial Statements and Exhibits                 Item 24

   25     Persons Controlled by or under Common
          Control with Registrant                           Item 25

   26     Number of Holders of Securities                   Item 26

   27     Indemnification                                   Item 27

   28     Business and Other Connections of
          Investment Adviser                                Item 28

   29     Principal Underwriters                            Item 29

   30     Location of Accounts and Records                  Item 30

   31     Management Services                               Item 31

   32     Undertakings                                      Item 32



[GRAPHIC OMITTED: LOGO OF DELAWARE INVESTMENTS
                  ----------------------------
                  Philadelphia * London]


                                                   DELAWARE INVESTMENTS

                                                   A Class
                                                   B Class
                                                   C Class


TREND FUND
                                                   PROSPECTUS

                                                   AUGUST 28, 1998



[GRAPHIC OMITTED: ILLUSTRATION OF TWO MEN AND A WOMAN GARDENING]


Table of
Contents

COVER PAGE

SYNOPSIS

SUMMARY OF EXPENSES

FINANCIAL HIGHLIGHTS

INVESTMENT OBJECTIVE AND POLICIES

     Suitability and Certain Risk Factors

     Investment Strategy

THE DELAWARE DIFFERENCE

     Plans and Services

CLASSES OF SHARES

HOW TO BUY SHARES

REDEMPTION AND EXCHANGE

DIVIDENDS AND DISTRIBUTIONS

TAXES

CALCULATION OF OFFERING PRICE AND

     NET ASSET VALUE PER SHARE

MANAGEMENT OF THE FUND

OTHER INVESTMENT POLICIES AND

     RISK CONSIDERATIONS


Trend Fund
A Class/B Class/C Class                               Prospectus

                                                      August 28, 1998



         1818 Market Street, Philadelphia, PA 19103

              For Prospectus and Performance:
                 Nationwide 800-523-1918

               Information on Existing Accounts:
                     (SHAREHOLDERS ONLY)
                   Nationwide 800-523-1918

                     Dealer Services:
                  (BROKER/DEALERS ONLY)
                 Nationwide 800-362-7500

         Representatives of Financial Institutions:
                Nationwide 800-659-2265

     This Prospectus describes shares of Trend Fund series (the "Fund") of Delaware Group Equity Funds III, Inc. ("Equity Funds III, Inc."), a professionally-managed mutual fund of the series type. The Fund's objective is to achieve capital by investing primarily in securities of emerging and other growth-oriented companies.

     The Fund offers Trend Fund A Class ("Class A Shares"), Trend Fund B Class ("Class B Shares") and Trend Fund C Class ("Class C Shares") (individually, a "Class" and collectively, the "Classes").

     This Prospectus relates only to the Classes listed above and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of Equity Funds III, Inc.'s registration statement), dated August 28, 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. The Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.
gov) that contains Part B, material we incorporated by reference and other information regarding registrants that electronically file with the SEC.

     The Fund also offers Trend Fund Institutional Class, which is available for purchase only by certain investors. A prospectus for Trend Fund Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above number.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

Synopsis

Investment Objective

     The investment objective of the Fund is to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies. For further details, see Investment Objective and Policies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations

     The prices of common stocks, especially those of smaller companies, tend to fluctuate, particularly in the shorter term. Investors should be willing to accept the risks associated with investments in emerging and growth-oriented companies, some of the securities of which may be speculative and subject the Fund to an additional investment risk. See Suitability and Certain Risk Factors under Investment Objective and Policies.

Investment Manager, Distributor
and Transfer Agent

     Delaware Management Company (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Equity Funds III, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Investments family. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Investments family.

     See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.

Sales Charges

     The price of Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated; if a dealer's commission is paid in connection with those purchases, a contingent deferred sales charge ("Limited CDSC") of 1% will be imposed if shares are redeemed during the first year after the purchase and 0.50% will be imposed if shares are redeemed during the second year after the purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

     The price of Class B Shares is equal to the net asset value per share. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class B Shares are subject to annual 12b-1 Plan expenses which are assessed against such shares for approximately eight years after purchase. See Deferred Sales Charge Alternative -- Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.

     The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual
12b-1 Plan expenses which are assessed against such shares for the life of the investment.

     See Classes of Shares, and Distribution (12b-1) and Service under Management of the Fund.

Purchase Amounts

     The minimum initial investment for each Class generally is $1,000. Subsequent investments generally must be at least $100.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed the maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

Redemption and Exchange

     Class A Shares of the Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Fund nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative -- Class A Shares under Classes of Shares.

     Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value next calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assesses any additional charges for redemptions or exchanges of Class B Shares or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company

     Equity Funds III, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Equity Funds III, Inc. originally was organized as a Delaware corporation in 1966 and reorganized as a Maryland corporation on March 4, 1983. See Shares under Management of the Fund.




Summary of
Expenses

     A general comparison of the sales arrangements and other expenses applicable to
Class A Shares, Class B Shares and Class C Shares follows:

                                          Class A          Class B          Class C
Shareholder Transaction Expenses           Shares           Shares           Shares
-----------------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases (as a percentage
of offering price)                          4.75%            None             None
Maximum Sales Charge Imposed
on Reinvested Dividends (as a
percentage of offering price)                None            None             None

Maximum Contingent Deferred
Sales Charge (as a percentage
of original purchase price or
redemption proceeds,
whichever is lower)                          None(1)        4.00%(2)         1.00%(3)

Redemption Fees(4)                           None            None             None


     Annual Operating Expenses
     (as a percentage of                  Class A          Class B          Class C
     average daily net assets)             Shares           Shares           Shares
-----------------------------------------------------------------------------------
Management Fees                             0.75%           0.75%             0.75%

12b-1 Expenses (including service fees)(5)  0.25%(6)        1.00%             1.00%

Other Operating Expenses                    0.34%           0.34%             0.34%
                                         --------        --------          --------
Total Operating Expenses                    1.34%           2.09%             2.09%
                                         ========        ========          ========


1 Class A purchases of $1,000,000 or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a Limited CDSC of 1%
  will be imposed on certain redemptions made during the first year after the purchase and 0.50% will be imposed on certain redemptions made during the second year after the purchase. Additional Class A purchase options involving the imposition of a CDSC may be permitted as described in this Prospectus from time to time. See Contingent Deferred Sales Charge for Certain Redemptions of Class A
  Shares Purchased at Net Asset Value under Redemption and Exchange.

2 Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. See Deferred Sales Charge Alternative -- Class B
  Shares and Contingent Deferred Sales Charge -- Class B Shares and Class C Shares
  under Classes of Shares.

3 Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See Level Sales Charge Alternative -- Class C Shares and
  Contingent Deferred Sales Charge -- Class B Shares and Class C Shares under
  Classes of Shares.

4 CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

5 Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1
  Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of
  Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under
  Management of the Fund.

6 The actual 12b-1 Plan expenses to be paid and, consequently, the Total Operating
  Expenses of Class A Shares may vary because of the formula adopted by the Board of
  Directors for use in calculating the 12b-1 Plan expenses for this Class beginning
  June 1, 1992, but the 12b-1 Plan expenses will not be more than 0.30% nor less than 0.10%. See Distribution (12b-1) and Service under Management of the Fund, and
  Part B.

     Investors utilizing the Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, the annual maintenance fee is waived until further notice. Investors who utilize the Asset
  Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of
  $15 per Social Security number. See Asset Planner in Part B.

     For expense information about Trend Fund Institutional Class, see the separate prospectus relating to that class.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment in the Classes over various time periods assuming (1) a 5%
annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable.



                      Assuming Redemption            Assuming No Redemption
              1 year  3 years  5 years  10 years  1 year  3 years  5 years  10 years
              ------  -------  -------  --------  ------   ------  -------   -------

Class A Shares  $61     $88      $117     $201      $61      $88     $117     $201
Class B Shares  $61     $95      $132     $223(2)   $21      $65     $112     $223(2)
Class C Shares  $31     $65      $112     $242      $21      $65     $112     $242

1 Generally, no redemption charge is assessed upon redemption of Class A Shares.
  Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within two years after a purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A
  Shares Purchased at Net Asset Value under Redemption and Exchange.

2 At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. The ten-year expense numbers for Class B Shares reflect the expenses of
  Class B Shares for years one through eight and the expenses for Class A Shares for years nine and ten. See Automatic Conversion of Class B Shares under Classes of
  Shares for a description of the automatic conversion feature.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

     The purpose of the above tables is to assist investors in understanding the various costs and expenses that they will bear directly or indirectly in owning shares of the Fund.







Financial
Highlights

     The following financial highlights are derived from the financial statements of
Trend Fund of Delaware Group Equity Funds III, Inc. and have been audited by Ernst &
Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the
Fund's performance is contained in its Annual Report to shareholders. A copy of the
Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from Equity Funds III, Inc. upon request at no charge.

                                            Class A Shares
          ------------------------------------------------------------------------
                                              Year Ended
                        6/30/98(1)   6/30/97(1)  6/30/96(1)  6/30/95(1)  6/30/94(1)
Net Asset Value,
Beginning of Year       $16.730      $18.160     $14.210     $12.210     $13.980

Income From
Investment Operations

Net Investment Income
(Loss)(2)                (0.126)      (0.075)     (0.127)     (0.074)     (0.042)

Net Gain (Loss) on
Securities
  (both realized and
  unrealized)             3.886        0.155       4.977       2.864       0.212
                       --------     --------    --------    --------    --------
  Total from Investment
  Operations              3.760        0.080       4.850       2.790       0.170
                       --------     --------    --------    --------    --------
Less Dividends and
  Distributions
Dividends from Net
  Investment Income        none         none        none        none        none
Distributions from
  Net Realized Gains     (1.940)      (1.510)     (0.900)     (0.790)     (1.940)
                       --------     --------    --------    --------    --------
  Total Dividends and
  Distributions          (1.940)      (1.510)     (0.900)     (0.790)     (1.940)
                       --------     --------    --------    --------    --------
Net Asset Value,
  End of Year           $18.550      $16.730     $18.160     $14.210     $12.210
                       ========     ========    ========    ========    ========

Total Return(3)          23.97%        1.67%      35.53%      24.40%       0.59%
Ratios and Supplemental
  Data
Net Assets, End of Year
  (000's omitted)      $469,152     $428,309    $497,188    $318,933    $253,964
Ratio of Expenses to
  Average Daily Net
  Assets                  1.34%        1.34%       1.31%       1.36%       1.37%
Ratio of Net Investment
  Income (Loss) to
  Average Daily Net
  Assets                 (0.70%)      (0.47%)     (0.79%)     (0.58%)     (0.72%)
Portfolio Turnover Rate    114%         115%         90%         64%         67%
Average Commission Rate
  Paid(4)                $0.060       $0.059      $0.056         N/A         N/A
------------------

1 Reflects 12b-1 distribution expenses beginning June 1, 1992.

2 1995, 1996, 1997 and 1998 per share information was based on the average shares outstanding method.

3 Does not reflect any maximum front-end sales charge nor the Limited CDSC that varies from 0.50%-1% depending on the holding period for Class A Shares, applicable to certain redemptions made within two years after purchase. See Contingent
  Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net
  Asset Value.

4 Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.


                                        Class A Shares
          ------------------------------------------------------------------------
                                          Year Ended

                        6/30/93(1) 6/30/92(1)   6/30/91     6/30/90    6/30/89
Net Asset Value,
Beginning of Year        $11.380     $8.920      $9.970     $10.870     $8.130
Income From
Investment Operations
Net Investment Income
(Loss)(2)                 (0.004)    (0.005)     (0.020)      0.146      0.018
                        --------   --------    --------    --------   --------
Net Gain (Loss) on
Securities
  (both realized and
  unrealized)              3.754      2.625      (0.460)      1.224      3.042
                        --------   --------    --------    --------   --------
Total from Investment
  Operations               3.750      2.620      (0.480)      1.370      3.060
                        --------   --------    --------    --------   --------
Less Dividends and
  Distributions
Dividends from Net
  Investment Income         none       none      (0.050)     (0.050)      none
Distributions from
  Net Realized Gains      (1.150)    (0.160)     (0.520)     (2.220)    (0.320)
                        --------   --------    --------    --------   --------
Total Dividends and
  Distributions           (1.150)    (0.160)     (0.570)     (2.270)    (0.320)
                        --------   --------    --------    --------   --------
Net Asset Value,
  End of Year            $13.980    $11.380      $8.920      $9.970    $10.870
                        ========   ========    ========    ========   ========
Total Return(3)           35.24%     29.31%      (4.82%)     14.32%     39.27%

Ratios and Supplemental
  Data
Net Assets, End of Year
  (000's omitted)       $219,826   $124,548     $78,631     $88,274    $67,111
Ratio of Expenses to
  Average Daily Net
  Assets                   1.33%      1.18%       1.29%       1.27%      1.28%
Ratio of Net Investment
  Income (Loss) to
  Average Daily Net
  Assets                  (0.61%)    (0.43%)     (0.24%)      0.82%      0.19%
Portfolio Turnover Rate      75%        76%         67%         80%        48%
Average Commission Rate
  Paid(4)                    N/A        N/A         N/A         N/A        N/A
------------------

1 Reflects 12b-1 distribution expenses beginning June 1, 1992.

2 1995, 1996, 1997 and 1998 per share information was based on the average shares outstanding method.

3 Does not reflect any maximum front-end sales charge nor the Limited CDSC that varies from 0.50%-1% depending on the holding period for Class A Shares, applicable to certain redemptions made within two years after purchase. See Contingent
  Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net
  Asset Value.

4 Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.






                             Class B Shares                Class C Shares
                        ----------------------        ----------------------
                                               Period                       Period
                                              9/6/94(1)                   11/29/95(2)
                          Year Ended          through     Year Ended       through
                 6/30/98   6/30/97   6/30/96  6/30/95  6/30/98    6/30/97  6/30/96
Net Asset
Value,
Beginning
of Period       $16.370   $17.920   $14.130  $12.110  $16.540    $18.090  $15.460

Income From
Investment
Operations

Net
Investment
Loss(3)          (0.252)   (0.189)   (0.248)  (0.142)  (0.255)    (0.197)  (0.253)
Net Gains on
Securities
  (both
  realized
  and
  unrealized)     3.782     0.149     4.938    2.162    3.825      0.157    3.233
               --------  --------  -------- -------- --------   -------- --------

  Total from
  Investment
  Operations      3.530    (0.040)    4.690    2.020    3.570     (0.040)   2.980
               --------  --------  -------- -------- --------   -------- --------

Less Dividends
and Distributions

Dividends
from Net
Investment
Income             none      none      none     none     none       none     none

Distributions
from Net
Realized
Gains            (1.940)   (1.510)   (0.900)    none   (1.940)    (1.510)  (0.350)
               --------  --------  -------- -------- --------   -------- --------

  Total
  Dividends
  and
  Distributions  (1.940)   (1.510)   (0.900)    none   (1.940)    (1.510)  (0.350)
               --------  --------  -------- -------- --------   -------- --------

Net Asset Value,
End of Period   $17.960   $16.370   $17.920  $14.130  $18.170    $16.540  $18.090
               ========  ========  ======== ======== ========   ======== ========

Total Return(4)  23.09%     0.96%    34.55%   16.68%   23.09%      0.95%   19.66%

Ratios and
Supplemental Data

Net Assets,
End of Period
(000's omitted) $71,470   $55,047   $35,090   $5,175  $14,259    $11,477   $6,359

Ratio of Expenses
to Average Daily
Net Assets        2.09%     2.09%     2.06%    2.12%    2.09%      2.09%    2.06%

Ratio of Net
Investment Loss
to Average Daily
Net Assets       (1.45%)   (1.25%)   (1.54%)  (1.34%)  (1.45%)    (1.28%)  (1.54%)

Portfolio
Turnover Rate      114%      115%       90%      64%     114%       115%      90%

Average
Commission
Rate Paid(5)     $0.060    $0.059    $0.056      N/A   $0.060     $0.059   $0.056

1 Date of initial public offering; ratios have been annualized but total return for the limited period between September 6, 1994 and June 30, 1995 has not been annualized.

2 Date of initial public offering; ratios have been annualized but total return for the limited period between November 29, 1995 and June 30, 1996 has not been annualized.

3 1995, 1996, 1997 and 1998 per share information was based on the average shares outstanding method.

4 Does not reflect the CDSC which varies from 1% -- 4% depending upon the holding period for Class B Shares and 1% for Class C Shares for 12 months from the date of purchase. See Contingent Deferred Sales Charge -- Class B Shares and Class C
  Shares under Classes of Shares.

5 Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.




Investment Objective
and Policies

SUITABILITY AND CERTAIN RISK FACTORS

     The Fund may be suitable for investors interested in long-term capital appreciation. The prices of common stocks, especially those of smaller companies, tend to fluctuate, particularly in the shorter term. The Fund's net asset value also may fluctuate in response to the condition of individual companies and general market and economic conditions and, as a result, the Fund is not appropriate for short-term investors. Investors should be willing to accept the risks associated with investments in securities of growth-oriented and emerging issuers, some of which may be speculative and subject the Fund to an additional investment risk.

                              *     *     *

     Ownership of Fund shares can reduce the bookkeeping and administrative inconvenience which is typically connected with direct purchases of the types of securities in which the Fund invests.

     Investors should not consider a purchase of shares of the Fund as equivalent to a complete investment program. Delaware Investments offers funds, generally available through registered dealers, which may be used together to create a more complete investment program.


INVESTMENT STRATEGY

     The objective of the Fund is long-term capital appreciation. The Fund's strategy is to invest primarily in the common stocks and securities convertible into common stocks of emerging and other growth-oriented companies which, in the opinion of the Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth.

     The Fund will seek to identify changing and dominant trends within the economy, the political arena and our society. The Fund will purchase securities which it believes will benefit from these trends and which have the fundamentals to exploit them. The fundamentals include managerial skills, product development and sales and earnings.

     In investing for capital appreciation, the Fund may hold securities for any period of time. The Fund may also invest in foreign securities.

     This Fund is designed primarily for capital appreciation. Providing current income is not an objective of the Fund. Any income produced is expected to be minimal. Though income is not an objective of the Fund, should the market warrant a temporary defensive approach, the Fund may also invest in cash equivalents, and fixed-income obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as corporate bonds.

     Although the Fund will constantly strive to attain the objective of long-term capital growth, there can be no assurance that it will be attained. The objective of the Fund may not be changed without shareholder approval.

                              *     *     *

     If there were a national credit crisis, an issuer became insolvent or interest rates were to rise, principal values could be adversely affected.

     For additional information on the Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

     Part B sets forth other more specific investment restrictions. A brief discussion of those factors that materially affected the Fund's performance during its most recently completed fiscal year appears in the Fund's Annual Report.


The Delaware
Difference

PLANS AND SERVICES

     The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in funds in the Delaware Investments family of funds.


SHAREHOLDER PHONE DIRECTORY

Shareholder Service Center and
Investor Information Center

800-523-1918

Information on Existing Regular Investment Accounts and Retirement Plan
Accounts;
Wire Investments; Wire Liquidations; Telephone Liquidations and
Telephone Exchanges;
Fund Information; Literature; Price; Yield and Performance Figures

Delaphone
     800-362-FUND  (800-362-3863)

Performance Information

     During business hours, you can call the Investor Information Center for current performance information.


Shareholder Services

     During business hours, you can call Delaware Investments'
Shareholder Service Center. The representatives can answer any questions about your account, the Fund, various service features and other funds in the Delaware Investments family.

Delaphone Service

     Delaphone is an account inquiry service for investors with Touch-Tone(registered trademark) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Investments family. Delaphone is available seven days a week, 24 hours a day.

Dividend Payments

     Dividends, capital gains and other distributions, if any, are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another fund in the Delaware Investments family with a different investment objective, subject to certain exceptions and limitations.

     For more information, see Additional Methods of Adding to Your Investment -- Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

Retirement Planning

     An investment in the Fund may be a suitable investment option for tax-deferred retirement plans. Delaware Investments offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) Deferred Compensation Plan, IRA, and the new Roth IRA. Please call Delaware Investments at 800-523-1918 for more information.

MoneyLine(SM) Services

     Delaware Investments offers the following services for fast and convenient transfer of funds between your personal bank account and your fund account.

1.   MoneyLine(SM) Direct Deposit Service

     If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. This service is not available for certain retirement plans.

2.   MoneyLine(SM) On Demand

     You or your investment dealer may request purchases and redemptions of Fund shares by using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m. Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. This service is not available for retirement plans, except for purchases of shares by IRAs.

     For each MoneyLine(SM) Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any MoneyLine(SM) Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.


Statements and Confirmations

     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations

     If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information

     Each year, Equity Funds III, Inc. will mail to you information on the tax status of your dividends and distributions.


Right of Accumulation

     With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of the Fund with the dollar amount of new purchases of Class A Shares of the Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Investment family. See Classes of Shares.

Letter of Intention

     The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of shares of funds in the Delaware Investments family over a 13-month period. See Classes of Shares and Part B.


12-Month Reinvestment Privilege

     The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

Exchange Privilege

     The Exchange Privilege permits you to exchange all or part of your shares into shares of the other mutual funds in the Delaware Investments family, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

Wealth Builder Option

     You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment -- Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

Financial Information about the Fund

     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Equity Funds III, Inc.'s fiscal year ends on June 30.

Classes of
Shares

Alternative Purchase Arrangements

     Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

     Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative -- Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange, and Distribution (12b-1) and Service under Management of the Fund.

     Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares will automatically be converted into Class A Shares, and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% for Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

     Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

     The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money, and the effect of earning a return on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should consider the duration of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

     For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management of the Fund.

     Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

     The NASD has adopted certain rules relating to investment company sales charges. Equity Funds III, Inc. and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative --
Class A Shares

     Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

     Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

                         Trend Fund A Class

                                  Front-End Sales         Dealer's
                                  Charge as % of        Commission(3)
Amount of Purchase               Offering  Amount         as % of
                                  Price   Invested(2)   Offering Price
                                 -------- --------     --------------
Less than $100,000                4.75%     5.01%           4.00%
$100,000 but under $250,000       3.75      3.88            3.00
$250,000 but under $500,000       2.50      2.59            2.00
$500,000 but under $1,000,000(1)  2.00      2.05            1.60

1 There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more but, under certain limited circumstances, a Limited CDSC of 1% may apply upon redemption of such shares made during the first year after the purchase and 0.50% may apply upon redemption of such shares made during the second year after the purchase.

2 Based on the net asset value per share of Class A Shares as of the end of Equity Funds III, Inc.'s most recent fiscal year.

3 Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

------------------------------------------------------------------------
The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of funds in the Delaware Investments family may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933 (the "1933 Act").
------------------------------------------------------------------------

     Beginning July 1, 1998, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                           Dealer's Commission
Amount of Purchase                (as a percentage of amount purchased)
------------------                -------------------------------------
Up to $5 million                                   1.00%
Next $20 million up to $25 million                 0.50
Amount over $25 million                            0.25

     Such Class A Shares are subject to a Limited CDSC of 1% if shares are redeemed during the first year after the purchase and 0.50% if shares are redeemed during the second year after the purchase.


     For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other funds in the Delaware Investments family as to which a Limited CDSC applies may be aggregated with those of Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

     An exchange from other funds in the Delaware Investments family will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

     Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege

     By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Fund and shares of other funds in the Delaware Investments family, except as noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Investments fund holdings. In addition, assets held by investment advisory clients of the Manager or its affiliates in any stable value account may be combined with other Delaware Investments fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a fund in the Delaware Investments family that does carry a front-end sales charge or CDSC.

     This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

     This privilege also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

     Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative -- Class A Shares, above.

Allied Plans

     Class A Shares are available for purchase by participants in certain defined contribution plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares.

     Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

     A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated.

     The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Buying Class A Shares at Net Asset Value

     Class A Shares of the Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month
Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

     Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

     Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

     Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to, and has received written confirmation back from, Retirement Financial Services, Inc. in writing that it has the requisite number of employees. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

     Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares as a result of a change in distribution arrangements.

     Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Investments family at net asset value.

     Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

     The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Group Investment Plans

     Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Profit Sharing, Money Purchase Pension, 401(k) Defined Contribution Plans and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on Class A Shares based on total plan assets. If a company has more than one plan investing in the funds of the Delaware Investments family, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement investment accounts available from Delaware Investments if, at the time of each such purchase, they notify the Fund that they are eligible to combine purchase amounts held in their plan account.

     The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

     For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

     For other retirement plans and special services, call the Shareholder Service Center.

Deferred Sales Charge Alternative --
Class B Shares

     Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% for approximately eight years after purchase and, if redeemed within six years of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares

     Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

     All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative --
Class C Shares

     Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge --
Class B Shares and Class C Shares

     Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. A CDSC is charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of the Fund, even if those shares are later exchanged for shares of another fund in the Delaware Investments family. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

     The following table sets forth the rates of the CDSC for Class B Shares of the Fund:

                            Contingent Deferred
                               Sales Charge
                            (as a Percentage of
     Year After                Dollar Amount
     Purchase Made           Subject to Charge)

          0-2                       4%
          3-4                       3%
          5                         2%
          6                         1%
   7 and thereafter                None

     During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

     All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

     The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares under Redemption and Exchange.

Other Payments to Dealers -- Class A Shares, Class B Shares and Class C
Shares

     From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the funds in the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

     Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of shares of funds in the Delaware Investments family, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the SEC. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

Trend Fund Institutional Class

     In addition to offering Class A Shares, Class B Shares and Class C Shares, the Fund also offers Trend Fund Institutional Class, which is described in a separate prospectus and is available for purchase only by certain investors. Trend Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes Trend Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

HOW TO BUY SHARES

Purchase Amounts

     Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

     There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

     The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer.

Investing through Your Investment Dealer

     You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, Delaware Investments can refer you to one.

Investing by Mail

1. Initial Purchases -- An Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Trend Fund A Class, Trend Fund B Class or Trend Fund C Class, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases -- Additional purchases may be made at any time by mailing a check payable to the specific Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Equity Funds III, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire

     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number
1412893401 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases -- Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, for the specific Class selected, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases -- You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

     If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

Investing by Exchange

     If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

     Holders of Class A Shares may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other funds in the Delaware Investments family. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other funds in the Delaware Investments family. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

     Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

     See Allied Plans under Classes of Shares for information on exchanges by participants in an Allied Plan.

Additional Methods of Adding
to Your Investment

     Call the Shareholder Service Center for more information if you wish to use the following services:

1. Automatic Investing Plan

     The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Equity Funds III, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan for IRAs and other purposes. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

2. Direct Deposit

     You may have your employer or bank make regular investments directly to your Fund account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                              *     *     *

     Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Equity Funds III, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3. MoneyLine(SM) On Demand

     Through the MoneyLine(SM) On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MoneyLine(SM) Services under The Delaware Difference for additional information about this service.

4. Wealth Builder Option

     You can use the Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. You may also elect to invest in other mutual funds in the Delaware Investments family through the Wealth Builder Option through regular liquidations of shares in your Fund account.

     Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Investments family and invested automatically into any other account in a mutual fund available from the Delaware Investments family that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made. See Redemption and Exchange.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

5. Dividend Reinvestment Plan

     You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your Fund account. Or, you may invest your distributions in certain other funds in the Delaware Investments family, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

     Reinvestments of distributions into Class A Shares of the Fund or of other funds in the Delaware Investments family are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of the Fund or of other funds in the Delaware Investments family or into Class C Shares of the Fund or of other funds in the Delaware Investments family are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

     Holders of Class A Shares of the Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Investments family, including the Fund. Holders of Class B Shares of the Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Investments family which offer that class of shares. Similarly, holders of Class C Shares of the Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Investments family which offer that class of shares. For more information about reinvestments, call the Shareholder Service Center.

     Capital gains and/or dividend distributions to participants in the following retirement plans are automatically reinvested into the same fund in the Delaware Investment family in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Purchase Price and Effective Date

     The offering price and net asset value of Class A Shares, Class B Shares and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open.

     The effective date of a purchase is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase

     The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

     You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in tax-advantaged funds, bond funds, money market funds or other equity funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds available from the Delaware Investments family will best meet your changing objectives and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

     Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments family (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of New Shares, the period of time that an investor held Original Shares is added to the period of time that an investor held New Shares. With respect to Class B Shares, the automatic conversion schedule of Original Shares may be longer than that of New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.

     Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B Shares and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption

     You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a securities transfer association medallion program. A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, the Fund and its agents from fraud. The Fund reserves the right to reject a signature guarantee supplied by an institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange

     You may also write to the Fund (at 1818 Market Street,
Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Investments family, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange

     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).

     The Telephone Redemption -- Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption -- Check to Your
Address of Record

     The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption -- Proceeds to Your Bank

     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

MoneyLine(SM) On Demand

     Through the MoneyLine(SM) On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MoneyLine(SM) Services under The Delaware Difference for additional information about this service.

Telephone Exchange

     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Investments family under the same registration, subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans

1. Regular Plans

     This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Through the MoneyLine(SM) Direct Deposit Service, it may take up to four business days for the transaction to be completed. There are no separate fees for this redemption method. See MoneyLine(SM) Services under The Delaware Difference for more information about this service.

2. Retirement Plans

     For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine(SM) Direct Deposit Service described above is not available for certain retirement plans.

                              *     *     *

     Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

     Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

     The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares, below.

     For more information on Systematic Withdrawal Plans, please call the Shareholder Service Center.

Contingent Deferred Sales Charge for
Certain Redemptions of Class A Shares
Purchased at Net Asset Value

     For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1% if shares are redeemed during the first year after the purchase; and (2) 0.50% if shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of (1) the net asset value at the time of purchase of Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class A Shares even if those shares are later exchanged for shares of another fund in the Delaware Investments family and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another fund in the Delaware Investments family will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two-year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.

     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred
Sales Charge -- Class A Shares

     The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and
(vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C
Shares

     The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, 401(k) Defined Contribution Plans upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service;
(vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic
Withdrawal Plan was established or modified.

Dividends
and Distributions

     The Fund will make payments from net investment income and net realized securities profits, if any, twice a year. The first payment would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year if necessary to comply with certain requirements of the Code.

     Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B Shares and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Fund.

     Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLine(SM) Services under The Delaware Difference for more information about this service.


Taxes

     The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

     On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affects the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

     The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of income and diversification of its assets.

     The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends, if any, paid by the Fund that so qualifies will be designated each year in a notice from Equity Funds III, Inc. to the Fund's shareholders.

     Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The Treatment of Capital Gain Distributions under the Taxpayer Relief
Act of 1997

     The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Fund's securities were sold and how long they were held by the Fund before they were sold. The holding periods for which the new rates apply were revised by the Internal Revenue Service Restructuring and Reform Act of 1998. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

     Equity Funds III, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

     Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund available from the Delaware Investments family. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Delaware Investments family and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

     The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

     In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes on distributions. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.

     Each year, Equity Funds III, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

     Equity Funds III, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     See Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

Calculation of
Offering Price and
Net Asset Value Per Share

     The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds III, Inc.'s Board of Directors.

     Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

     The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open.

     The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that Trend Fund Institutional Class will not incur any of the expenses under Equity Funds III, Inc.'s 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective 12b-1 Plan. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of the Fund will vary.

Management of
the Fund

Directors

     The business and affairs of Equity Funds III, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds III, Inc.'s directors and officers.

Investment Manager

     The Manager furnishes investment management services to the Fund.

     The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On June 30, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $44 billion in assets in the various institutional or separately managed (approximately $26,604,750,000) and investment company (approximately $17,876,100,000) accounts.

     The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

     The Manager manages the Fund's portfolio and makes investment decisions, which are implemented by the Fund's Trading Department. The Manager also administers Equity Funds III, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Equity Funds III, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee of 3/4 of 1% of the average daily net assets of the Fund, less all directors' fees paid to unaffiliated directors of Equity Funds III, Inc. This fee was paid by the Fund during the last fiscal year. This fee is higher than that paid by many other funds and may be higher or lower than that paid by funds with comparable investment objectives. Investment management fees paid by the Fund for the fiscal year ended June 30, 1998 were 0.75% of its average daily net assets. The directors annually review fees paid to the Manager.

     Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Fund. Mr. Frey has been Vice President/Senior Portfolio Manager of the Fund since March 1997 and was Co-Manager from June 1996 to March 1997. Mr. Frey holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University, and he has 21 years' experience in the money management business. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

     In making investment decisions for the Fund, Mr. Frey regularly consults with Wayne A. Stork, Marshall T. Bassett, John A. Heffern, Jeffrey W. Hynoski and Lori P. Wachs. Mr. Stork, Chairman of the Manager and Equity Funds III, Inc.'s Boards of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined Delaware Investments in 1962 and has served in various executive capacities at different times within the Delaware organization. Mr. Bassett, Vice President, joined Delaware Investments in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University. Mr. Heffern, Vice President, holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware Investments in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit. Prior to that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons. Mr. Hynoski is a Vice President. He joined Delaware Investments in 1998. Previously he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University. Ms. Wachs is a Vice President. She joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

Portfolio Trading Practices

     The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders to the extent that net capital gains are realized. Given the Fund's investment objective, its annual portfolio turnover rate may exceed 100%.

     The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of shares of funds in the Delaware Investments family in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information

     From time to time, the Fund may quote total return performance of the Classes in advertising and other types of literature. Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period, and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as applicable. The Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes deductions of the maximum front-end sales charge or any applicable CDSC.

     Because stock prices fluctuate, investment results of the Classes will fluctuate over time. Past performance is not considered a guarantee of future results.

Distribution (12b-1) and Service

     The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund's shares under a Distribution
Agreement with Equity Funds III, Inc. dated April 3, 1995, as amended on November 29, 1995.

     Equity Funds III, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares (the "Plans"). The Plans permit the Fund to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and who increase sales of such Class. In addition, the Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Equity Funds III, Inc.

     The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of the Fund are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

     The aggregate fees paid by the Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of the Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others, for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets in any year. The actual 12b-1 Plan expenses assessed against Class A Shares may be less than 0.30%, but may not be less than 0.10%, because of the formula for calculating the fee adopted by Equity Funds III, Inc.'s Board of Directors. See Part
B. The Fund's Class A Shares, Class B Shares and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

     While payments pursuant to the Plans may not exceed 0.30% annually with respect to Class A Shares and 1% annually with respect to each of the Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Equity Funds III, Inc.'s unaffiliated directors who may reduce the fees or terminate the Plans at any time.

     The Plans do not apply to Trend Fund Institutional Class. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of Trend Fund Institutional Class.

     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an agreement dated as of June 29, 1988. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.

     The directors annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

                              *     *     *

     As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that the Fund's major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund.

     Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." It is anticipated that each such participating country will replace its existing currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. If the Fund is invested in securities of participating countries it could be adversely affected if the computer systems used by its major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. Equity Funds III, Inc. is taking steps to obtain satisfactory assurances that the major service providers of the Fund are taking steps reasonably designed to address these matters with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Fund.

Expenses

     The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The ratios of expenses to average daily net assets for Class A Shares, Class B Shares and Class C Shares for the fiscal year ended June 30, 1998, were 1.34%, 2.09% and 2.09%, respectively. The expense ratio of each Class reflects the impact of its 12b-1 Plan.

Shares

     Equity Funds III, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Equity Funds III, Inc.
originally was organized as a Delaware corporation in 1966 and reorganized as a Maryland corporation on March 4, 1983.

     Fund shares have a par value of $.50, equal voting rights, except as noted below, and are equal in all other respects. Equity Funds III, Inc. shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds III, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds III, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.

     In addition to Class A Shares, Class B Shares and Class C Shares, the Fund also offers Trend Fund Institutional Class. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of Trend Fund Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A Shares, Class B Shares and Class C Shares. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Plan relating to Class A Shares.

     Effective as of August 29, 1997, the name of Delaware Group Trend Fund, Inc. was changed to Delaware Group Equity Funds III, Inc.

Other Investment
Policies and
Risk Considerations

Restricted and Illiquid Securities

     The Fund may purchase privately placed securities the resale of which is restricted under applicable securities laws. Such securities may offer a higher return than comparably registered securities but involve some additional risk as they can be resold only in privately negotiated transactions, in accordance with an exemption from the registration requirements under applicable securities laws or after registration. The Fund will not purchase illiquid assets, including such restricted securities, if more than 10% of the value of its assets would then consist of illiquid securities.

     Certain of the privately placed securities acquired by the Fund will be eligible for resale by the Fund pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A permits many privately placed or legally restricted securities to be freely traded without restriction among certain institutional buyers such as the Fund.

     While maintaining oversight, the Board of Directors of the Fund has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid securities. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Repurchase Agreements

     The Fund may invest in repurchase agreements, but will not normally do so except to invest excess cash balances. In a repurchase agreement, the Fund purchases a security and simultaneously agrees to sell it back to the seller at a set (generally higher) price. Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent.

Portfolio Loan Transactions

     The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Borrowings

Although the Fund is permitted under certain circumstances to borrow money, it does not normally do so. The Fund will not purchase new securities while any borrowings are outstanding.

                              *     *     *

Investments by Fund of Funds

     The Fund accepts investments from the series of Delaware Group Foundation Funds, a fund of funds (the "Foundation Funds"). From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by the Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains and could also increase transactions costs or portfolio turnover. The Manager will monitor such transactions and will attempt to minimize any adverse effects on both the Fund and the Foundation Funds resulting from such transactions.

     Part B describes certain of these investment policies and risk considerations. Part B also sets forth other investment policies, risk considerations and more specific investment restrictions.





     Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Investments at 800-523-1918.


INVESTMENT MANAGER

Delaware Management Company

One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN

The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245




[GRAPHIC OMITTED: LOGO OF DELAWARE INVESTMENTS
                  ----------------------------
                  Philadelphia * London]


www.delawarefunds.com


[RECYCLE LOGO OMITTED]

 Printed in the U.S.A. on recycled paper
 P-003[--]PP9/98



TREND FUND                                            PROSPECTUS

INSTITUTIONAL CLASS SHARES                            AUGUST 28, 1998


1818 Market Street, Philadelphia, PA 19103

For more information about Trend Fund Institutional Class call Delaware Investments at 800-828-5052


     This Prospectus describes shares of Trend Fund series (the "Fund") of Delaware Group Equity Funds III, Inc. ("Equity Funds III, Inc."), a professionally-managed mutual fund of the series type. The Fund's investment objective is to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

     The Fund offers Trend Fund Institutional Class (the "Class").

     This Prospectus relates only to the Class and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of Equity Funds III, Inc.'s registration statement), dated August 28, 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. The Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material we incorporated by reference and other information regarding registrants that electronically file with the SEC.


     The Fund also offers Trend Fund A Class, Trend Fund B Class and Trend Fund C Class. Shares of these classes are subject to sales charges and other expenses, which may effect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-4640.

TABLE OF CONTENTS

Cover Page

Synopsis

Summary of Expenses

Financial Highlights

Investment Objective and Policies

     Suitability and Certain Risk Factors

     Investment Strategy

Classes of Shares

How to Buy Shares

Redemption and Exchange

Dividends and Distributions

Taxes

Calculation of Net Asset Value
     Per Share

Management of the Fund

Other Investment Policies
     and Risk Considerations

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective

     The investment objective of the Fund is to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies. For further details, see Investment Objective and Policies and Other Investment Policies and Risk Considerations.


Risk Factors and Special Considerations

     The prices of common stocks, especially those of smaller companies, tend to fluctuate, particularly in the shorter term. Investors should be willing to accept the risks associated with investments in emerging and growth-oriented companies, some securities of which may be speculative and subject the Fund to an additional investment risk. See Suitability and Certain Risk Factors under Investment Objective and Policies.

Investment Manager, Distributor and Transfer Agent

     Delaware Management Company (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Equity Funds III, Inc.'s Board of Directors. The Manager also provides investment management services to certain other funds available from the Delaware Investments family. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds available from the Delaware Investments family. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds available from Delaware Investments.


     See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.

Purchase Price

     Shares of the Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Classes of Shares.

Redemption and Exchange

     Shares of the Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Open-End Investment Company

     Equity Funds III, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Equity Funds III, Inc. originally was organized as a Delaware corporation in 1966 and reorganized as a Maryland corporation on March 4, 1983. See Shares under Management of the Fund.


SUMMARY OF EXPENSES

Shareholder Transaction Expenses
----------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                         None

Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price)                         None

Exchange Fees                                               None(1)


Annual Operating Expenses
(as a percentage of average daily net assets)
----------------------------------------------------------------------
Management Fees                                             0.75%

12b-1 Fees                                                  None

Other Operating Expenses                                    0.34%
                                                           ------
Total Operating Expenses                                    1.09%
                                                           ======

1 Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.


     For expense information about Class A Shares, Class B Shares and Class C Shares, see the separate prospectus relating to those classes.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The Fund charges no redemption fees.

     1 year     3 years     5 years     10 years
    --------    --------    --------    --------
       $11        $35         $60         $133


This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

     The purpose of these tables is to assist investors in understanding the various costs and expenses they will bear directly or indirectly in owning shares of the Fund.


FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Trend Fund of Delaware Group Equity Funds III, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young
LLP) may be obtained from Equity Funds III, Inc. upon request at no charge.


                                                TREND FUND
                                                                           Period
                                                                         11/23/92(1)
                                              Year Ended                   through
                      6/30/98   6/30/97  6/30/96(1) 6/30/95(1) 6/30/94(1)  6/30/93
Net Asset Value,
Beginning of Period   $16.950   $18.330   $14.300    $12.250    $13.990   $12.760

Income From Investment
Operations

Net Investment
Income (Loss)(3)       (0.082)   (0.034)   (0.087)    (0.044)    (0.002)   (0.035)

Net Gain (Loss) on
Securities
     (both realized
     and unrealized)    3.942     0.164     5.017      2.884      0.202     1.615
                     --------  --------  --------   --------   --------  --------
     Total From
     Investment
     Operations         3.860     0.130     4.930      2.840      0.200     1.580
                     --------  --------  --------   --------   --------  --------

Less Dividends and
Distributions
Dividends From
Net Investment
Income                   none      none      none       none       none      none
Distributions From
Net Realized Gains     (1.940)   (1.510)   (0.900)    (0.790)    (1.940)   (0.350)
                     --------  --------  --------   --------   --------  --------
     Total
     Dividends and
     Distributions     (1.940)   (1.510)   (0.900)    (0.790)    (1.940)   (0.350)
                     --------  --------  --------   --------   --------  --------

Net Asset Value,
End of Period         $18.870   $16.950   $18.330    $14.300    $12.250   $13.990
                     ========  ========  ========   ========   ========  ========

Total Return           24.35%     1.94%    35.88%     24.74%      0.83%    21.69%

Ratios and
Supplemental Data

Net Assets, End of
Period (000's
omitted)              $61,275  $120,319  $150,695    $55,437    $13,499    $2,237
Ratio of Expenses
to Average Daily
Net Assets              1.09%     1.08%     1.06%      1.12%      1.15%     1.21%
Ratio of Net
Investment Income
(Loss) to Average
Daily Net Assets       (0.45%)   (0.21%)   (0.54%)    (0.34%)    (0.50%)   (0.49%)
Portfolio Turnover
Rate                     114%      115%       90%        64%        67%       75%
Average Commission
Rate Paid(5)           $0.060    $0.059    $0.056        N/A        N/A       N/A

                                          TREND FUND
                                          Year Ended
                    6/30/93(2) 6/30/92(2) 6/30/91(2) 6/30/90(2) 6/30/89(2)

Net Asset Value,
Beginning of Period   $11.380    $8.920    $9.970    $10.870     $8.130

Income From Investment
Operations

Net Investment Income
(Loss)(3)              (0.004)   (0.005)   (0.020)     0.146      0.018

Net Gain (Loss) on
Securities
     (both realized
     and unrealized)    3.754     2.625    (0.460)     1.224      3.042
                     --------  --------  --------   --------   --------
Total From
Investment
Operations              3.750     2.620    (0.480)     1.370      3.060
                     --------  --------  --------   --------   --------

Less Dividends and
Distributions
Dividends From
Net Investment
Income                   none      none    (0.050)    (0.050)      none
Distributions From
Net Realized Gains     (1.150)   (0.160)   (0.520)    (2.220)    (0.320)
                     --------  --------  --------   --------   --------
     Total
     Dividends and
     Distributions     (1.150)   (0.160)   (0.570)    (2.270)    (0.320)
                     --------  --------  --------   --------   --------

Net Asset Value,
End of Period         $13.980   $11.380    $8.920     $9.970    $10.870
                     ========  ========  ========   ========   ========

Total Return           35.24%(4) 29.31%(4) (4.82%)(4) 14.32%(4)  39.27%(4)

Ratios and
Supplemental Data

Net Assets, End of
Period (000's
omitted)             $219,826  $124,548   $78,631    $88,274    $67,111
Ratio of Expenses
to Average Daily
Net Assets              1.33%     1.18%     1.29%      1.27%      1.28%
Ratio of Net
Investment Income
(Loss) to Average
Daily Net Assets       (0.61%)   (0.43%)   (0.24%)     0.82%      0.19%
Portfolio Turnover
Rate                      75%       76%       67%        80%        48%
Average Commission
Rate Paid(5)              N/A       N/A       N/A        N/A        N/A

------------
1Data are derived from Trend Fund Institutional Class (until
 September 6, 1994, referred to as Trend Fund (Institutional) class), which commenced operations on November 23, 1992. Ratios and total return for the period November 23, 1992 through June 30, 1993 have been annualized.
2Data are derived from data of Trend Fund A Class (until September 6,
 1994, referred to as Trend Fund class) which was subject to 12b-1 distribution expenses effective June 1, 1992.
31995, 1996, 1997 and 1998 per share information was based on the average shares outstanding method.
4Does not reflect the maximum front-end sales charge or limited contingent deferred sales charge that is or was in effect for Trend
 Fund A Class.
5Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.



INVESTMENT OBJECTIVE AND POLICIES

SUITABILITY AND CERTAIN RISK FACTORS

     The Fund may be suitable for investors interested in long-term capital appreciation. The prices of common stocks, especially those of smaller companies, tend to fluctuate, particularly in the shorter term. The Fund's net asset value also may fluctuate in response to the condition of individual companies and general market and economic conditions and, as a result, the Fund is not appropriate for short-term investors. Investors should be willing to accept the risks associated with investments in securities of growth-oriented and emerging issuers, some of which may be speculative and subject the Fund to an additional investment risk.

                                *   *   *

     Ownership of Fund shares can reduce the bookkeeping and administrative inconvenience which is typically connected with direct purchases of the types of securities in which the Fund invests.

     Investors should not consider a purchase of shares of the Fund as equivalent to a complete investment program. Delaware Investments offers funds, generally available through registered dealers, which may be used together to create a more complete investment program.


INVESTMENT STRATEGY

     The objective of the Fund is long-term capital appreciation. The Fund's strategy is to invest primarily in the common stocks and securities convertible into common stocks of emerging and other growth-oriented companies which, in the opinion of the Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth.

     The Fund will seek to identify changing and dominant trends within the economy, the political arena and our society. The Fund will purchase securities which it believes will benefit from these trends and which have the fundamentals to exploit them. The fundamentals include managerial skills, product development and sales and earnings.

     In investing for capital appreciation, the Fund may hold securities for any period of time. The Fund may also invest in foreign securities.

     This Fund is designed primarily for capital appreciation. Providing current income is not an objective of the Fund. Any income produced is expected to be minimal. Though income is not an objective of the Fund, should the market warrant a temporary defensive approach, the Fund may also invest in cash equivalents, and fixed-income obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as corporate bonds.

     Although the Fund will constantly strive to attain the objective of long-term capital growth, there can be no assurance that it will be attained. The objective of the Fund may not be changed without shareholder approval.

                                *   *   *

     If there were a national credit crisis, an issuer became insolvent or interest rates were to rise, principal values could be adversely affected.

     For additional information on the Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

     Part B sets forth other more specific investment restrictions. A brief discussion of those factors that materially affected the Fund's performance during its most recently completed fiscal year appears in the Fund's Annual Report.


CLASSES OF SHARES

     The Distributor serves as the national distributor for the Fund. Shares of the Class may be purchased directly by contacting the Fund or its agent or through authorized investment dealers. All purchases of shares of the Class are at net asset value. There is no front-end or contingent deferred sales charge.

     Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of the Class as part of their retirement program should contact their employer for details.

     Shares of the Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, or its affiliates and securities dealer firms with a selling agreement with the Distributor;
(c) institutional advisory accounts of the Manager, or its affiliates and those having client relationships with Delaware Investment Advisers, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.


Trend Fund A Class, Trend Fund B Class and Trend Fund C Class

     In addition to offering Trend Fund Institutional Class, the Fund also offers Trend Fund A Class, Trend Fund B Class and Trend Fund C Class, which are described in a separate prospectus. Shares of Trend Fund A Class, Trend Fund B Class and Trend Fund C Class may be purchased through authorized investment dealers or directly by contacting the Fund or the Distributor. Class A Shares, Class B Shares and Class C Shares may have different sales charges and other expenses which may affect performance. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone number listed on page 1 of this Prospectus.


HOW TO BUY SHARES

     The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Class.

Investing Directly by Mail

1. Initial Purchases--An Investment Application, or in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Trend Fund Institutional Class, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to Trend Fund Institutional Class. Your check should be identified with your name(s) and account number.

Investing Directly by Wire

     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number
1412893401 (include your name(s) and your account number).

1. Initial Purchases--Before you invest, telephone the Client Services Department at 800-828-5052 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application, or in the case of a retirement plan account, an appropriate retirement plan application, for Trend Fund Institutional Class, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.

Investing by Exchange

     If you have an investment in another mutual fund in Delaware Investments and you qualify to purchase shares of the Class, you may write and authorize an exchange of part or all of your investment into the Fund. However, shares of Trend Fund B Class and Trend Fund C Class and Class B Shares and Class C Shares of other funds available from Delaware Investments may not be exchanged into the Class. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.


Investing through Your Investment Dealer

     You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly to the Fund. They may charge for this service.

Purchase Price and Effective Date

     The purchase price (net asset value) is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open.


     The effective date of a purchase is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase

     The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in Delaware Investments. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


     The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

     Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.

     Your shares will be redeemed or exchanged based on the net asset value next determined after the Fund receives your request in good order. For example, redemption and exchange requests received in good order after the time the net asset value of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

     The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     Shares of the Class may be exchanged into any other mutual fund in Delaware Investments, provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Class, such exchange will be exchanged at net asset value. Shares of the Class may not be exchanged into Class B Shares or Class C Shares of the funds in the Delaware Investments family. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.


     Various redemption and exchange methods are outlined below. No fee is charged by the Fund or the Distributor for redeeming or exchanging your shares, although, in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption and Exchange

     You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

     For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and may require a signature guarantee. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a securities transfer association medallion program. A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, the Fund and its agent from fraud. The Fund reserves the right to reject a signature guarantee supplied by an institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     The redemption request is effective at the net asset value next determined after it is received in good order. Payment is normally mailed the next business day after receipt of your redemption request. If your shares are in certificate form, the certificate must accompany your request and also be in good order. Certificates are issued for shares only if a shareholder submits a specific request.


     You also may submit your written request for redemption or exchange by facsimile transmission at the following number:
215-255-8864.

Telephone Redemption and Exchange

     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).


     The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record

     You or your investment dealer of record can have redemption proceeds of
$50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

Telephone Redemption--Proceeds to Your Bank

     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. Redemption proceeds will be wired or mailed to your bank provided that purchase orders for shares being redeemed have settled and checks tendered as payment for shares being redeemed have cleared. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

Telephone Exchange

     You or your investment dealer of record can exchange shares into any fund in the Delaware Investments family under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.


DIVIDENDS AND DISTRIBUTIONS

     The Fund will make payments from net investment income and net realized securities profits, if any, twice a year. The first payment would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year if necessary to comply with certain requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.


     Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the Class will not incur any distribution fee under the 12b-1 Plans which apply to Trend Fund A Class, Trend Fund B Class and Trend Fund C Class.

TAXES

     The tax discussion set forth below is included for general information only. Investors should contact their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

     On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affects the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

     The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of income and diversification of its assets.

     The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, even though received in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends, if any, paid by the Fund that so qualifies will be designated each year in a notice from Equity Funds III, Inc. to the Fund's shareholders.


     Distributions paid by the Fund from long-term capital gains, received in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The Treatment of Capital Gain Distributions under the Taxpayer Relief
Act of 1997

     The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Fund's securities were sold and how long they were held by the Fund before they were sold. The holding periods for which the new rates apply were revised by the Internal Revenue Service Restructuring and Reform Act of 1998. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

     Equity Funds III, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

     Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund available from the Delaware Investments family. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

     In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.


     Each year, Equity Funds III, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

     Equity Funds III, Inc. is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.


     See Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

     The purchase and redemption price of the Class is the net asset value ("NAV") per share of Class shares next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open.


     The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds III, Inc.'s Board of Directors.

     The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Class will not incur any of the expenses under Equity Funds III, Inc.'s 12b-1 Plans, and Trend Fund A Class, Trend Fund B Class and Trend Fund C Class alone will bear the 12b-1 Plan fees payable under their respective Plan. Due to the specific distribution expenses and other costs that will be allocable to each class, the net asset value of and dividends paid to each class of the Fund will vary.


MANAGEMENT OF THE FUND

Directors

     The business and affairs of Equity Funds III, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds III, Inc.'s directors and officers.

Investment Manager

     The Manager furnishes investment management services to the Fund.

     The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On June 30, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $44 billion in assets in the various institutional or separately managed (approximately $26,604,750,000) and investment company (approximately $17,876,100,000) accounts.

     The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

     The Manager manages the Fund's portfolio and makes investment decisions, which are implemented by the Fund's Trading Department. The Manager also administers Equity Funds III, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Equity Funds III, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee of 3/4 of 1% of the average daily net assets of the Fund, less all directors' fees paid to unaffiliated directors of Equity Funds III Inc. This fee was paid by the Fund during the last fiscal year. This fee is higher than that paid by many other funds. The fee may be higher or lower than that paid by funds with comparable investment objectives. Investment management fees paid by the Fund were 0.75% of average daily net assets for the fiscal year ended June 30, 1998. The directors annually review fees paid to the Manager.

     Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Fund. Mr. Frey has been Vice President/Senior Portfolio Manager of the Fund since March 1997 and was Co-Manager from June 1996 to March 1997. Mr. Frey holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University, and he has 21 years' experience in the money management business. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

     In making investment decisions for the Fund, Mr. Frey regularly consults with Wayne A. Stork, Marshall T. Bassett, John A. Heffern, Jeffrey W. Hynoski and Lori P. Wachs. Mr. Stork, Chairman of the Manager and Equity Funds III, Inc.'s Boards of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined Delaware Investments in 1962 and has served in various executive capacities at different times within the Delaware organization. Mr. Bassett, Vice President, joined Delaware Investments in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University. Mr. Heffern, Vice President, holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware Investments in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit. Prior to that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons. Mr. Hynoski is a Vice President. He joined Delaware Investments in 1998. Previously he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University. Ms. Wachs is a Vice President. She joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.


Portfolio Trading Practices

     The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective, its annual portfolio turnover rate may exceed 100%.

     The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of shares of funds in the Delaware Investments family in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


Performance Information

     From time to time, the Fund may quote total return performance of the Class in advertising and other types of literature.

     Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total return for one-, five- and ten-year, or life-of-fund periods, as applicable. The Fund may also advertise aggregate and average total return information concerning the Class over additional periods of time.

     Because stock prices fluctuate, investment results of the Class will fluctuate over time. Past performance is not considered a guarantee of future results.


Statements and Confirmations

     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

Financial Information about the Fund

     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Equity Funds III, Inc.'s fiscal year ends on June 30.

Distribution and Service

     The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund under a Distribution Agreement with Equity Funds III, Inc. dated April 3, 1995, as amended on November 29, 1995. The Distributor bears all of the costs of promotion and distribution.

     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an agreement dated as of June 29, 1988. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. Certain recordkeeping services and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for those services. In addition, participant account maintenance fees may be assessed for certain recordkeeping services provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

     The directors annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.


Expenses

     The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The ratio of operating expenses to average daily net assets for the Class for the fiscal year ended June 30, 1998 was 1.09%.

                                *   *   *

     As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that the Fund's major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund.

     Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." It is anticipated that each such participating country will replace its existing currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. If the Fund is invested in securities of participating countries, it could be adversely affected if the computer systems used by its major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. Equity Funds III, Inc. is taking steps to obtain satisfactory assurances that the major service providers of the Fund are taking steps reasonably designed to address these matters with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Fund.


Shares

     Equity Funds III, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Equity Funds III, Inc. originally was organized as a Delaware corporation in 1966 and reorganized as a Maryland corporation on March 4, 1983. Fund shares have a par value of $.50, equal voting rights, except as noted below, and are equal in all other respects.

     Equity Funds III, Inc. shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds III, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds III, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.

     In addition to the Class, the Fund also offers Trend Fund A Class, Trend Fund B Class and Trend Fund C Class. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the Class, except that shares of the Class are not subject to, and may not vote on matters affecting, the Fund's Distribution Plans under Rule 12b-1 relating to Trend Fund A Class, Trend Fund B Class and Trend Fund C Class.


     Effective as of August 29, 1997, the name of Delaware Group Trend Fund, Inc. was changed to Delaware Group Equity Funds III, Inc.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

Restricted and Illiquid Securities

     The Fund may purchase privately placed securities the resale of which is restricted under applicable securities laws. Such securities may offer a higher return than comparably registered securities but involve some additional risk as they can be resold only in privately negotiated transactions, in accordance with an exemption from the registration requirements under applicable securities laws or after registration. The Fund will not purchase illiquid assets, including such restricted securities, if more than 10% of the value of its assets would then consist of illiquid securities.

     Certain of the privately placed securities acquired by the Fund will be eligible for resale by the Fund pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A permits many privately placed or legally restricted securities to be freely traded without restriction among certain institutional buyers such as the Fund.

     While maintaining oversight, the Board of Directors of the Fund has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).


     If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Repurchase Agreements

     The Fund may invest in repurchase agreements, but will not normally do so except to invest excess cash balances. In a repurchase agreement, the Fund purchases a security and simultaneously agrees to sell it back to the seller at a set (generally higher) price. Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent.

Portfolio Loan Transactions

     The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Borrowings

     Although the Fund is permitted under certain circumstances to borrow money, it does not normally do so. The Fund will not purchase new securities while any borrowings are outstanding.

                                *   *   *

Investments by Fund of Funds

     The Fund accepts investments from the series of Delaware Group Foundation Funds, a fund of funds (the "Foundation Funds"). From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by the Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains and could also increase transactions costs or portfolio turnover. The Manager will monitor such transactions and will attempt to minimize any adverse effects on both the Fund and the Foundation Funds resulting from such transactions.

     Part B describes certain of these investment policies and risk considerations. Part B also sets forth other investment policies, risk considerations and more specific investment restrictions.

For more information, contact
Delaware Investments at 800-828-5052.


Investment Manager

Delaware Management Company

One Commerce Square
Philadelphia, PA 19103

National Distributor
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

Shareholder Servicing,
Dividend Disbursing,
Accounting Services
and Transfer Agent
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

Independent Auditors
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

Custodian

The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245



www.delawarefunds.com

[RECYCLED LOGO OMITED] Printed in the U.S.A. on recycled paper.
P-043 [--] PP 9/98


--------------
TREND FUND
INSTITUTIONAL
--------------

Prospectus

August 28, 1998


[GRAPHIC OMITTED: DELAWARE INVESTMENTS LOGO]




                            PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                       AUGUST  28, 1998


DELAWARE GROUP EQUITY FUNDS III, INC.


1818 Market Street
Philadelphia, PA  19103

For more information about Trend Fund Institutional Class:  800-828-5052

For Prospectus and Performance of Trend Fund A Class, Trend Fund B Class and Trend Fund C Class: Nationwide 800-523-1918

Information on Existing Accounts of Trend Fund A Class, Trend Fund B Class and Trend Fund C Class: (SHAREHOLDERS ONLY)
     Nationwide 800-523-1918

Dealer Services:  (BROKER/DEALERS ONLY)
     Nationwide 800-362-7500

TABLE OF CONTENTS

Cover Page

Investment Objective and Policies

Performance Information

Trading Practices and Brokerage

Purchasing Shares

Investment Plans

Determining Offering Price and Net Asset Value

Redemption and Repurchase

Dividends and Realized Securities Profits Distributions

Taxes

Investment Management Agreement

Officers and Directors

Exchange Privilege

General Information




Financial Statements

     Delaware Group Equity Funds III, Inc. ("Equity Funds III, Inc.") is a professionally-managed mutual fund of the series type which currently offers shares of Trend Fund series (the "Fund"). This Statement of Additional Information ("Part B" of Equity Funds III, Inc.'s registration statement) describes the Fund's four classes (individually, a "Class" and collectively, the "Classes") of shares - Trend Fund A Class (the "Class A Shares"), Trend Fund B Class (the "Class B Shares"), Trend Fund C Class (the "Class C Shares") (together, the "Fund Classes") and Trend Fund Institutional Class (the "Institutional Class").

     Class B Shares, Class C Shares and Institutional Class shares of the Fund may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.75% and annual 12b-1 Plan ("12b-1 Plan") expenses of up to 0.30%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1%, which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectus. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1%, which are assessed against the Class C Shares for the life of the investment.

     This Part B supplements the information contained in the current Prospectus for the Fund Classes dated August 28, 1998 and the current Prospectus for the Institutional Class dated August 28, 1998, as they may be amended from time to time. It should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus.A prospectus relating to the Fund Classes and a prospectus relating to the Institutional Class may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

     All references to "shares" in this Part B refer to each Class of shares of Equity Funds III, Inc., except where noted.



INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Fund, which is a fundamental policy and cannot be changed without shareholder approval, is capital appreciation. The strategy is to invest primarily in the common stocks and securities convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of Delaware Management Company (the "Manager"), are responsive to changes within the marketplace and have the fundamental characteristics to support growth. Income will not be a significant investment factor except so far as future dividend growth may affect market appraisal of a security. Purchases and sales of portfolio securities will be based upon management's judgment of economic and market trends in addition to fundamental investment analysis. The Fund will seek to identify changing and dominant trends affecting securities values which it believes will offer the opportunities for growth of capital, such as trends in the overall economic environment (including social, political, monetary and technological trends); trends within a company and its industry reflected by, for example, improving managerial skills, new product development and sales and earnings trends; and trends in market prices of various types of categories of investments. Since the production of income is not an objective of the Fund, any income earned and paid to shareholders is expected to be minimal. An investor should not consider a purchase of Fund shares as equivalent to a complete investment program.

     Although the Fund will constantly strive to attain the objective of capital appreciation, there can be no assurance that it will be attained. It also should be borne in mind that investing in securities believed to have a potential for capital appreciation may involve exposure to a greater risk than securities which do not have growth characteristics, and that the shares of the Fund will fluctuate in value. Investing for this objective, the Fund usually will invest in common stocks or securities convertible into common stocks of emerging and other growth-oriented companies, some of which may be of a speculative nature and subject the Fund to an additional risk. However, from time to time, the Fund may, in its judgment, depending upon prevailing circumstances, and for defensive purposes without limit as to the proportion of assets invested, hold varying proportions of cash, U.S. government securities, nonconvertible securities and straight debt securities.

     In investing for capital appreciation, the Fund may hold securities for any period of time. See Portfolio Turnover under Trading Practices and Brokerage.

Investment Restrictions
     The Fund has the following investment restrictions which are fundamental and may not be amended without approval of a majority of the outstanding voting securities of the Fund, which is the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

     The Fund shall not:

     1. Invest more than 5% of the value of its assets in securities of any one company (except U.S. government bonds) or purchase more than 10% of the voting or nonvoting securities of any one company.

     2. Acquire control of any company.

     3. Purchase or retain securities of any company which has an officer or director who is an officer or director of the Fund, or an officer, director or partner of its investment manager if, to the knowledge of the Fund, one or more of such persons own beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

     4. Invest in securities of other investment companies except at customary brokerage commissions rates or in connection with mergers, consolidations or offers of exchange.

     5. Purchase any security issued by any other investment company if after such purchase it would: (a) own more than 3% of the voting stock of such company, (b) own securities of such company having a value in excess of 5% of the Fund's assets or (c) own securities of investment companies having an aggregate value in excess of 10% of the Fund's assets.

     6. Make any investment in real estate unless necessary for office space or the protection of investments already made. (This restriction does not preclude the Fund's purchase of securities issued by real estate investment trusts.) Any investment in real estate together with any investment in illiquid assets cannot exceed 10% of the value of the Fund's assets.

     7. Sell short any security or property.

     8. Deal in commodities.

     9. Borrow money in excess of 10% of the value of its assets, and then only as a temporary measure for extraordinary or emergency purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday and holidays) or such longer period as the Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund shall not issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except for notes to banks.

    10. Make loans. However, the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund and the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

    11. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

    12. Act as an underwriter of securities of other issuers.

    13. Permit long or short positions on shares of the Fund to be taken by its officers, directors or any of its affiliated persons. Such persons may buy shares of the Fund for investment purposes, however, as described under Purchasing Shares.

    14. Invest more than 25% of its assets in any one particular industry.

     Although it is not a matter of fundamental policy, the Fund has also made a commitment that it will not invest in warrants valued at the lower of cost or market exceeding 5% of the Fund's net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange. In addition, although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships or oil, gas and other mineral leases.

Foreign Securities
     Although it is not a matter of fundamental policy, the Fund may invest not more than 5% of its assets in foreign securities. Foreign markets may be more volatile than U.S. markets. Such investments involve sovereign risk in addition to the normal risks associated with American securities. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. The Fund may also experience delays in foreign securities settlement.

Repurchase Agreements

     A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the Manager under the guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements which is monitored on a daily basis. While the Fund is permitted to do so, it normally does not invest in repurchase agreements, except to invest excess cash balances.

     The funds available from the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the funds in the Delaware Investments family jointly to invest cash balances. The Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

 Rule 144A Securities

     The Fund may purchase privately placed securities which may be resold only in privately negotiated transactions, in accordance with an exemption from registration under applicable securities laws or after registration. The registration process may involve delays which could result in the Fund obtaining a less favorable price on resale. In addition, to the extent that there is no established trading market for restricted securities, it will be more difficult for the Fund to obtain precise valuations for such securities in its portfolio. As a result, judgment may play a greater role in valuing such securities than is normally the case.

     Certain of the privately placed securities acquired by the Fund will be eligible for resale pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Equity Funds III, Inc.'s Board of Directors has instructed the Manager to consider the following factors in determining the liquidity of Rule 144A
Securities: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). Investing in Rule 144A Securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period of time, uninterested in purchasing these securities.

Borrowings
     Although the Fund is permitted under certain circumstances to borrow money and invest in investment company securities, it does not normally do so. The Fund normally will not purchase securities while the Fund has an outstanding borrowing.

Portfolio Loan Transactions
     The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund;
3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of the Fund know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

     The major risk to which the Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

PERFORMANCE INFORMATION

     From time to time, the Fund may state each Class' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life-of-fund, periods, as applicable. The Fund may also advertise aggregate and average total return information of each Class over additional periods of time.

     In presenting performance information for Class A Shares, the Limited CDSC, or other CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. See the Prospectus for the Fund Classes for a description of the Limited CDSC, or other CDSC, and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

     The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
                                n
                           P(1+T) = ERV

     Where:     P     =     a hypothetical initial purchase order of
                            $1,000 from which, in the case of Class A
                            Shares only, the maximum front-end sales charge, if any, is deducted;

                T     =     average annual total return;

                n     =     number of years;

                ERV   =     redeemable value of the hypothetical $1,000
                            purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C
                            Shares.




     Total return performance for each Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representative of the results which may be realized from an investment in the Fund in the future.

     Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

     The performance of Class A Shares and the Institutional Class, as shown below, is the average annual total return quotations through June 30, 1998, computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 4.75% paid on the purchase of shares. The average annual total return for the Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. Stock prices fluctuated during the periods covered and past results should not be considered as representative of future performance. Pursuant to applicable regulation, total return shown for the Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made.

                        Average Annual Total Return

                        Class A       Class A
                      Shares(1)(2)   Shares(1)    Institutional
                      (At Offer)     (At NAV)       Class(3)
     1 year ended
     6/30/98            18.12%         23.97%        24.35%

     3 years ended
     6/30/98            17.64%         19.56%        19.87%

     5 years ended
     6/30/98            15.29%         16.42%        16.72%

     10 years ended
     6/30/98            18.36%         18.94%        19.11%

     15 years ended
     6/30/98            12.05%         11.69%        12.15%

     Period 10/3/68(4)
     through 6/30/98     9.59%          9.77%         9.82%

(1) Class A Shares began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.

(2) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75% and the above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using the former front-end charge.

(3) Date of initial public offering of Institutional Class shares was November 23, 1992.

(4)  Date of initial public offering of Class A Shares.

     The performance of Class B Shares, as shown below, is the average annual total return quotation through June 30, 1998. The average annual total return for Class B Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at June 30, 1998. The average annual total return for Class B Shares excluding deferred sales charge assumes the shares were not redeemed at June 30, 1998, and therefore does not reflect the deduction of a CDSC.


                         Average Annual Total Return

                         Class B Shares     Class B Shares
                         (Including          (Excluding
                          Deferred            Deferred
                         Sales Charge)       Sales Charge)
     1 year ended
     6/30/98                19.09%              23.09%

     3 years ended
     6/30/98                17.98%              18.69%

     Period 9/6/94(1)
     through 6/30/98        18.66%              19.14%

(1)  Date of initial public offering of Class B Shares.

     The performance of Class C Shares, as shown below, is the average annual total return quotation through June 30, 1998. The average annual total return for Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at June 30, 1998. The average annual total return for Class C Shares excluding deferred sales charge assumes the shares were not redeemed at June 30, 1998 and therefore does not reflect the deduction of a CDSC.


                            Average Annual Total Return

                        Class C Shares     Class C Shares
                         (Including         (Excluding
                          Deferred           Deferred
                        Sales Charge)      Sales Charge)
        1 year ended
        6/30/98             22.09%             23.09%

        Period 11/29/95(1)
        through 6/30/98     16.57%             16.57%

(1)     Date of initial public offering of Class C Shares.



     Total return performance for the Classes will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will also reflect, as applicable, the maximum sales charge, or CDSC, paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in the Fund in the future.

     From time to time, the Fund may also quote each Class' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund (or Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or to the S&P 500 Index or the Dow Jones Industrial Average.

     Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The Russell 2000 Index TR is a total return weighted index which is comprised of 2,000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index and is calculated on a monthly basis. The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as National Market System traded foreign common stocks and American Depository Receipts. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.


     In addition, the performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which the Fund may invest and the assumptions that were used in calculating the blended performance will be described.

     Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

     The Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

     Materials may refer to the CUSIP numbers of the Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other Funds, products, and services.

     The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

     The following tables present examples, for purposes of illustration only, of cumulative total return performance for Class A Shares, Class B Shares, Class C Shares and Institutional Class shares through June 30, 1998. For these purposes, the calculations assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. The performance does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchase of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Comparative information on the S&P 500 Stock Index, the Dow Jones Industrial Average and the NASDAQ Composite Index is also included. Past performance is no guarantee of future results.



                            Cumulative Total Return

                                         Standard
                   Class A    Institu-     & Poor's  Dow Jones   NASDAQ
                  Shares(1)   tional    500 Stock  Industrial  Composite
                  (at Offer)  Class(2)    Index(3)  Average(3)  Index(3)

        3 months
        ended
        6/30/98     (4.92%)   (0.11%)      3.32%        2.15%     3.22%

        6 months
        ended
        6/30/98     4.51%(5)   9.84%      17.72%       14.16%    20.66%

        9 months
        ended
        6/30/98     (1.75%)    3.36%      21.10%       14.14%    12.40%

        1 year
        ended
        6/30/98     18.12%    24.35%      30.17%       18.71%    31.39%

        3 years
        ended
        6/30/98     62.79%    72.25%     120.86%      109.03%   102.98%

        5 years
        ended
        6/30/98    103.68%   116.65%     182.25%      186.15%   169.16%

        10 years
        ended
        6/30/98    439.60%   474.57%     447.87%      460.39%   380.09%

        15 years
        ended
        6/30/98    424.97%   458.57%     982.41%     1109.36%   494.52%

        Period
        10/3/68(3)
        through
        6/30/98   1424.52%  1522.99%    3247.39%     3127.71%     N/A



(1) Class A Shares began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments. Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75%, and the above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using the former front-end sales charge.

(2) Date of initial public offering of Institutional Class shares was November 23, 1992. Pursuant to applicable regulation, total return shown for the Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made.

(3)     Source: Lipper Analytical

(4)     Date of initial public offering of Class A Shares.

(5) For the six months ended June 30, 1998, cumulative total return for Trend Fund A Class at net asset value was 9.70%.







                            Cumulative Total Return

                     Class B    Class B
                     Shares     Shares
                     (Including (Excluding  Standard
                     Deferred   Deferred    & Poor's   Dow Jones    NASDAQ
                     Sales      Sales       500 Stock  Industrial   Composite
                     Charge)    Charge)     Index (2)  Average (2)  Index(2)
        3 months
        ended
        6/30/98      (4.37%)    (0.39%)      3.32%      2.15%       3.22%

        6 months
        ended
        6/30/98       5.31%      9.31%      17.72%     14.16%      20.66%

        9 months
        ended
        6/30/98      (1.34%)     2.60%      21.10%     14.14%      12.40%

        1 year
        ended
        6/30/98      19.09%     23.09%      30.17%     18.71%      31.39%

        3 years
        ended
        6/30/98      64.21%     67.21%     120.86%    109.03%     102.98%

        Period
        9/6/94(1)
        through
        6/30/98      92.10%     95.10%     158.92%    148.99%     147.48%

(1)     Date of initial public offering of Class B Shares.

(2)     Source: Lipper Analytical






                             Cumulative Total Return

                     Class C     Class C
                     Shares      Shares
                     (Including  (Excluding  Standard
                     Deferred    Deferred    & Poor's   Dow Jones    NASDAQ
                     Sales       Sales       500 Stock  Industrial   Composite
                     Charge)     Charge)     Index (2)  Average (2)  Index(2)

        3 months
        ended
        6/30/98      (1.33%)    (0.33%)      3.32%      2.15%       3.22%

        6 months
        ended
        6/30/98       8.33%      9.33%      17.72%     14.16%      20.66%

        9 months
        ended
        6/30/98       1.58%      2.57%      21.10%     14.14%      12.40%

        1 year
        ended
        6/30/98      22.09%     23.09%      30.17%     18.71%      31.39%

        Period
        11/29/95(1)
        through
        6/30/98      48.69%     48.69%      96.72%     85.73%      78.88%

(1)     Date of initial public offering of Class C Shares.

(2)     Source:  Lipper Analytical





     Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds available from the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the investment disciplines employed in seeking the objectives of the Fund and the other funds in the Delaware Investments family. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
     For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

     Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Investors also should consider their financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Direct Deposit Purchase Plan, Automatic Investing Plan and Wealth Builder Option under Purchasing Shares -Investing by Electronic Fund Transfer for a complete description of these services, including restrictions or limitations.

     The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the Fund for the same time period.

                                             Number
              Investment     Price Per      of Shares
                Amount         Share        Purchased

 Month 1         $100         $10.00           10
 Month 2         $100         $12.50            8
 Month 3         $100         $ 5.00           20
 Month 4         $100         $10.00           10
-------------------------------------------------------
                 $400         $37.50           48

 Total Amount Invested:  $400
 Total Number of Shares Purchased:  48
 Average Price Per Share:  $9.38 ($37.50/4)
 Average Cost Per Share:  $8.33 ($400/48 shares)

     This example is for illustration purposes only. It is not intended to represent the actual performance of the Fund or any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING

     When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

     The Fund selects brokers, dealers and banks to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty. A number of trades are made on a net basis where the Fund either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

     During the fiscal years ended June 30, 1996, 1997 and 1998, the aggregate dollar amounts of brokerage commissions paid by the Fund were $584,737, $928,343 and $1,104,062, respectively.

     The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

     During the fiscal year ended June 30, 1998, portfolio transactions of the Fund in the amount of $421,034,667, resulting in brokerage commissions of $1,028,629, were directed to brokers for brokerage and research services provided.


     As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Investments family. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Equity Funds III, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
     In investing for capital appreciation, the Fund may hold securities for any period of time. It is anticipated that, given the Fund's investment objective, its annual portfolio turnover rate will be higher than that of many other investment companies. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Total brokerage costs generally increase with higher portfolio turnover rates. To the extent the Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to the Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares.

     The portfolio turnover rate of the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

     During the past two fiscal years, the Fund's portfolio turnover rates were 115% for 1997 and 114% for 1998.


PURCHASING SHARES

     The Distributor serves as the national distributor for the Fund's shares - Class A Shares, Class B Shares, Class C Shares and the Institutional Class, and has agreed to use its best efforts to sell shares of the Fund. See the Prospectuses for additional information on how to invest. Shares of the Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Equity Funds III, Inc. or the Distributor.

     The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any fund in the Delaware Investments family, the Manager, or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected. There are no minimum purchase requirements for the Institutional Class, but certain eligibility requirements must be satisfied.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Equity Funds III, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, which are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

     Selling dealers are responsible for transmitting orders promptly. Equity Funds III, Inc. reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in the Fund's best interest.

     The NASD has adopted amendments to its Conduct Rules, relating to investment company sales charges. Equity Funds III, Inc. and the Distributor intend to operate in compliance with these rules.

     Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

     Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase;
(ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectus.

     Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

     Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Plans Under Rule 12b-1 for the Fund Classes, and Determining Offering Price and Net Asset Value in this Part B.

     Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in the Fund's assets and will receive a proportionate interest in the Fund's income, before application, as to Class A Shares, Class B Shares and Class C Shares, of any expenses under the Fund's 12b-1 Plans.

     Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Equity Funds III, Inc. for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.


Alternative Purchase Arrangements

     The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares or to purchase either Class B Shares or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses.


Class A Shares

     Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Front-End Sales Charge Alternative - Class A Shares in the Prospectus for the Fund Classes for a table illustrating reduced front-end sales charges. See also Special Purchase Features - Class A Shares, below, for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     Certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of funds in the Delaware Investments family may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.


Dealer's Commission

     As described more fully in the Prospectus for the Fund Classes, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected. See Front-End Sales Charge Alternative - Class A Shares in the Prospectus for the Fund Classes for the applicable schedule and further details.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
     Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange in the Prospectus for the Fund Classes for a list of the instances in which the CDSC is waived.



     During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus for the Fund Classes.

Plans Under Rule 12b-1 for the Fund Classes

     Pursuant to Rule 12b-1 under the 1940 Act, Equity Funds III, Inc. has adopted a separate plan for each of the Class A Shares, Class B Shares and Class C Shares of the Fund (the "Plans"). Each Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to Institutional Class of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Class. Shareholders of the Institutional Class may not vote on matters affecting the Plans.

     The Plans permit the Fund, pursuant to the Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to the Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

     In addition, the Fund may make payments out of the assets of Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

     The maximum aggregate fee payable by the Fund under the Plans, and the Fund's Distribution Agreement, is on an annual basis up to 0.30% of average daily net assets for the year of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. Equity Funds III, Inc.'s Board of Directors may reduce these amounts at any time.

     Effective June 1, 1992, the Board of Directors has determined that the annual fee, payable on a monthly basis, for Class A Shares, under its Plan, will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by Class A Shares that were acquired by shareholders on or after June 1, 1992, and
(ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class A Shares that were acquired before June 1, 1992. While this is the method for calculating the 12b-1 fees to be paid by Class A Shares, the fee is a Class expense so that all shareholders of that Class, regardless of when they purchased their shares, will bear 12b-1 expenses at the same per share rate. As Class A Shares are sold on or after June 1, 1992, the initial rate of at least 0.10% will increase over time. Thus, as the proportion of Class A Shares purchased on or after June 1, 1992 to Class A Shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plan will also increase (but will not exceed 0.30% of average daily net assets). While this describes the current formula for calculating the fees which will be payable under the Plan, such Plan permits the Fund to pay a full 0.30% on all of the Fund's Class A Shares' assets at any time.

     All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

     From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

     The Plans and the Distribution Agreement, as amended, have been approved by the Board of Directors of Equity Funds III, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Equity Funds III, Inc. and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Distribution Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

     Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the relevant Fund Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities, as well as by a majority vote of those directors who are not "interested persons." With respect to the Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of Equity Funds III, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Equity Funds III, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.

     For the fiscal year ended June 30, 1998, payments from Trend Fund A Class, Trend Fund B Class and Trend Fund C Class amounted to $1,278,319, $659,728 and $145,043, respectively. Such payments were used for the following purposes:

                              Trend Fund   Trend Fund   Trend Fund
                               A Class      B Class      C Class

Advertising                    $5,830        -----       -----
Annual/Semi-Annual Reports    $43,915        -----       -----
Broker Trails                $904,157     $164,524     $55,568
Broker Sales Charges            -----     $283,395     $62,729
Dealer Service Expenses       $13,588        -----        $677
Interest on Broker Sales
  Charges                       -----     $178,416      $1,759
Commissions to Wholesalers   $108,611      $28,851     $17,188
Promotional-Broker Meetings   $22,351       $2,427      $1,496
Promotional-Other             $59,975        -----       -----
Prospectus Printing           $69,472        -----       -----
Telephone                      $2,979         $101        $238
Wholesaler Expenses           $47,441       $2,014      $5,388
Other                           -----        -----       -----

Other Payments to Dealers - Class A Shares, Class B Shares and Class C
Shares
     From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the funds in the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of funds in the Delaware Investments family.


Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value

     Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

     Current and former officers, directors and employees of Equity Funds III, Inc., any other fund in the Delaware Investments family, the Manager, or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares and any such class of shares of any of the other funds in the Delaware Investments family, including any fund that may be created, at the net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

     Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. In addition, purchases of Class A Shares may be made by financial institutions investing for the account of their trust customers which are not eligible to purchase shares of the Fund's Institutional Class. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as the Fund may reasonably require to establish eligibility for purchase at net asset value.

     Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc.(formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value product available through Delaware Investments, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Investments fund and such employer has properly represented to, and has received written confirmation back from, Retirement Financial Services, Inc. in writing that it has the requisite number of employees.

     Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares as a result of a change in the distribution arrangements.

     Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds available from the Delaware Investments family at net asset value.

     Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Investments fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

     The Fund must be notified in advance that the trade qualifies for purchase at net asset value.

Letter of Intention

     The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Equity Funds III, Inc., which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Fund and of any class of any of the other mutual funds in the Delaware Investments family (except shares of any fund in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of the Fund and the corresponding classes of shares of other funds in the Delaware Investments family which offer such shares may be aggregated with Class A Shares of the Fund and the corresponding class of shares of the other funds in the Delaware Investments family.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in funds in the Delaware Investments family that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Fund and other funds available from the Delaware Investments family which offer corresponding classes of shares may also be aggregated for this purpose.


Combined Purchases Privilege

     In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class B Shares and/or Class C Shares of the Fund, as well as shares of any other class of any of the other funds available from the Delaware Investments family (except shares of any funds in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Investments fund holdings.

     The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).


Right of Accumulation

     In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the Fund as well as shares of any other class of any of the other funds in the Delaware Investments family which offer such classes (except shares of any fund in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.


12-Month Reinvestment Privilege

     Holders of Class A Shares (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares of the Fund have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of the Fund or in Class A Shares of any of the other funds in the Delaware Investments family, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

     Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

     Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectus) in connection with the features described above.

Group Investment Plans

     Group Investment Plans which are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the Prospectus for the Fund Classes, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement investment accounts of Delaware Investments if they so notify the Fund in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about retirement plans.


Trend Fund Institutional Class
     The Institutional Class is available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

     Shares of the Institutional Class are available for purchase at net asset value, without the imposition of a front-end sales charge or CDSC and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Class in which the shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.


Reinvestment of Dividends in Other Funds in the Delaware Investments
Family
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments family, including the Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.
See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectus for the Fund Classes.

     Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Investments family may be invested in shares of the Fund, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.


Investing by Electronic Fund Transfer

     Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

     Automatic Investing Plan-- The Automatic Investing Plan enables shareholders to make regular monthly investments without writing checks. Shareholders may authorize the Fund, in advance, to make arrangements for their bank to withdraw a designated amount monthly directly from their checking account for deposit into a Class. This type of investment will be handled in either of the following two ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                          *     *     *

     Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

     Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
     Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party.
Investors should contact their employers or financial institutions who in turn should contact Equity Funds III, Inc. for proper instructions.

Wealth Builder Option

     Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds available from the Delaware Investments family. Shareholders of the Fund Classes may also elect to invest in one or more of the other mutual funds available from the Delaware Investments family through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectus for the Fund Classes.

     Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds available from the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

     Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate.
Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Class.


Asset Planner
     To invest in the funds in the Delaware Investments family using the Asset Planner asset allocation service, you should complete a Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in funds in the Delaware Investments family. With the help of a financial adviser, you may also design a customized asset allocation strategy.

     The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectus. Also see Buying Class A Shares at Net Asset Value under Classes of Shares in the Prospectus for the Fund Classes. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A Shares, Class B Shares and Class C Shares are available through the Asset Planner service. Generally, only shares
within the same class may be used within the same Strategy.   However,
Class A Shares of the Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

     An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number.

     Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

     Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes

     An investment in the Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

     Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange in the Prospectus for the Fund Classes for a list of the instances in which the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

     Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Trend Fund Institutional Class, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

     It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

     Taxable distributions from the retirement plans described below may be subject to withholding.

     Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.


Prototype Profit Sharing or Money Purchase Pension Plans

     Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.


Individual Retirement Account ("IRA")

     A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year ; however, participation may be restricted based on certain income limits.

IRA Disclosures
     The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
     An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

     Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

     Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
     Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

     A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

     (i) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

     (ii) Substantially equal installment payments for a period certain of 10 or more years;

     (iii) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

     (iv) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

     (v) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
     For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA.
As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $2,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000.
Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

     Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

     Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

Education IRAs
     For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

     This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

     Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

     Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includible in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher educations expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

     A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Fund.

     Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectus for the Fund Classes.

     Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.



Simplified Employee Pension Plan ("SEP/IRA")

     A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")

     Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan

     Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit
Organizations ("403(b)(7)")

     Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees
("457")

     Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectus for the Fund Classes.


SIMPLE IRA

     A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.


SIMPLE 401(k)

     A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.


DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for purchases of Class A Shares are effected at the offering price next calculated after receipt of the order by the Fund, its agent or certain other authorized persons. See Distribution and Service under Investment Management Agreement. Orders for purchases of Class B Shares, Class C Shares and Institutional Class shares are effected at the net asset value per share next calculated after receipt of the order by the Fund, its agent or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.

     The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in the Fund's financial statements which are incorporated by reference into this Part B.

     The Fund's net asset value per share is computed by adding the value of all the securities and other assets in the portfolio, deducting any liabilities of the Fund and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. In determining the Fund's total net assets, portfolio securities primarily listed or traded on a national securities exchange, except for bonds, are valued at the last sale price on that exchange. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Directors. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.

     Each Class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that the Institutional Class will not incur any of the expenses under the Fund's 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of the Fund will vary.


REDEMPTION AND REPURCHASE

     Any shareholder may require the Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a securities transfer association medallion program. A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, the Fund and its agents from fraud. The Fund reserves the right to reject a signature guarantee supplied by an institution based on its creditworthiness. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.

     In addition to redemption of shares by the Fund, the Distributor, acting as agent of the Fund, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the Fund, its agent, or certain other authorized persons, subject to any applicable CDSC or Limited CDSC. See Distribution and Service under Investment Management Agreement. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Fund and the Distributor end their business days at 5 p.m. Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

     Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

     Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus for the Fund Classes. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectus for the Fund Classes. Except for the applicable CDSC or Limited CDSC, and with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Fund nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

     Payment for shares redeemed will ordinarily be mailed the next business day, but no later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

     The Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. The hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check. Dividends will continue to be earned until the redemption is processed. This potential delay can be avoided by making investments by wiring Federal Funds.

     If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

     In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

     Payment for shares redeemed or repurchased may be made in either cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Equity Funds III, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

     The value of the Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to the Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts

     Before the Fund involuntarily redeems shares from an account that, under the circumstances noted in the relevant Prospectus, has remained below the minimum amounts required by the Fund's Prospectuses and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required by the Prospectuses and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under How to Buy Shares in the Prospectuses. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

     Effective November 29, 1995, the minimum initial investment in Class A Shares was increased from $250 to $1,000. Class A accounts that were established prior to November 29, 1995 and maintain a balance in excess of $250 will not presently be subject to the $9 quarterly service fee that may be assessed against accounts with balances below the stated minimum nor subject to involuntary redemption.

                              *   *   *

     The Fund has made available certain redemption privileges, as described below. The Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions

     Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Class, their Client Services Representative at 800-828-5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

     In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

     1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption from Class A Shares, Class B Shares and Class C Shares. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

     2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

     Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

     To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

     If expedited payment under these procedures could adversely affect the Fund, the Fund may take up to seven days to pay the shareholder.

     Neither the Fund nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders of the Fund Classes are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Systematic Withdrawal Plans

     Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for the Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

     Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend) and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of a Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

     The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in funds in the Delaware Investments family which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares and Waiver of Limited CDSC - Class A Shares under Redemption and Exchange in the Prospectus for the Fund Classes. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.


     An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

     The Systematic Withdrawal Plan is not available for the Institutional Class.


DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

     The Fund will make payments from its net investment income and net realized securities profits, if any, twice a year. The first payment would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Code.

     All dividends and any capital gains distributions will be automatically reinvested for the shareholder in additional shares of the same Class at net asset value unless, in the case of shareholders in the Fund Classes, the shareholder requests in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

     Each Class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

     Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.


TAXES

     It is the Fund's policy to pay out substantially all net investment income and net realized gains to shareholders to relieve the Fund of federal income tax liability on that portion of its income paid to shareholders under Subchapter M of the Code. The Fund has met these requirements in previous years and intends to meet them this year. Such distributions are taxable as ordinary income or capital gain to those shareholders who are liable for federal income tax. The Fund also intends to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of a 4% excise tax.

     Distributions may also be subject to state and local taxes;
shareholders are advised to consult with their tax advisers in this regard. Shares of the Fund will be exempt from Pennsylvania personal property taxes.

     Dividends representing net investment income or short-term capital gains are taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, are taxable as long-term capital gain regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions will not be affected by whether they are paid in cash or in additional shares. A portion of these distributions may be eligible for the dividends-received deduction for corporations. The portion of dividends, if any, paid by the Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Advice as to the tax status of each year's dividends and distributions, when paid, will be mailed annually.

     If the net asset value of shares were reduced below a shareholder's cost by distribution of gain realized on sale of securities, such distribution would be a return of investment though taxable as stated above. The Fund's portfolio securities had an unrealized appreciation for tax purposes of $159,536,474 as of June 30, 1998.

     Prior to purchasing shares of the Fund, you should carefully consider the impact of dividends or realized securities profits distributions which have been declared but not paid. Any such dividends or realized securities profits distributions paid shortly after a purchase of shares by an investor will have the effect of reducing the per share net asset value of such shares by the amount of the dividends or realized securities profits distributions. All or a portion of such dividends or realized securities profits distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates. The purchase of shares just prior to the ex-dividend date has an adverse effect for income tax purposes.

     Under the Taxpayer Relief Act of 1997 (the "1997 Act"), as revised by the 1998 Act, the Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

"Mid-term capital gains" or "28 percent rate gain": securities sold by the Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%.

"1997 Act long-term capital gains" or "20 percent rate gain":
securities sold by the Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. As revised by the 1998 Act, this rate applies to securities held for more than 12 months for tax years beginning after December 31, 1997. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

"Qualified 5-year gains": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at a higher rate bracket may also make an election for shares held on January 1, 2001 to recognize gain on their shares (any loss is disallowed) in order to qualify such shares as qualified 5-year property as though purchased after December 31, 2000. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the 5 year holding period.

     The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets. In order to qualify as a regulated investment company for federal income tax purposes, the Fund must meet certain specific requirements, including:

     (i) The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

     (ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

     (iii) The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years, and

     (iv) The Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.

     The Code requires the Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid federal excise taxes. The Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

     The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains or when the offsetting position is sold.

     The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

     Investment in Foreign Currencies and Foreign Securities--The Fund is authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to the Fund:

     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time the Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by the Fund.

     If the Fund's Section 988 losses exceed the Fund's other investment company taxable income during a taxable year, the Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

     The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require the Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under the Fund's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, the Fund will be required to record at fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of the Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

     The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of the Fund at the end of its fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by the Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by the Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by the Fund). If the Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If the Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by the Fund. In this case, these taxes will be taken as a deduction by the Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by the Fund. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from the Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by the Fund. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure will not be available until calendar year 1998.

     Investment in Passive Foreign Investment Company Securities--The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If the Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

     The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If the Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules would generally be eliminated.

     The application of the PFIC rules may affect, among other things, the amount of tax payable by the Fund (if any), the amounts distributable to you by the Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

     You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after the Fund acquires shares in that corporation. While the Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

     Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by the Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce the Fund's income available for distribution to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.


INVESTMENT MANAGEMENT AGREEMENT

     The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of Equity Funds III, Inc.'s Board of Directors.

     The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On June 30, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $44 billion in assets in various institutional or separately managed (approximately $26,604,750,000) and investment company (approximately $17,876,100,000) accounts.

     The Investment Management Agreement for the Fund is dated April 3, 1995 and was approved by shareholders on March 29, 1995. The Agreement had an initial term of two years and may be renewed only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the directors of Equity Funds III, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the directors of Equity Funds III, Inc. or by the Manager. The Agreement will terminate automatically in the event of its assignment.

     The compensation paid by the Fund for investment management services is equal to 1/16 of 1% per month (3/4 of 1% per year) of the Fund's average daily net assets, less all directors' fees paid to the unaffiliated directors of the Fund. This fee is higher than that paid by funds with comparable investment objectives.

     On June 30, 1998, the total net assets of the Fund were $616,156,239. Investment management fees paid by the Fund during the past three fiscal years were $3,826,146 for 1996, $4,865,223 for 1997 and $4,849,848 for 1998. Under the general supervision of the Board of Directors, the Manager makes all investment decisions which are implemented by the Fund. The Manager pays the salaries of all directors, officers and employees who are affiliated with both the Manager and the Fund.

     Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses. Among others, these include the Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.


Distribution and Service

     The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of Fund shares under a Distribution Agreement dated April 3, 1995, as amended on November 29, 1995. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund on behalf of Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

     The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated June 29, 1988. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

     The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.


OFFICERS AND DIRECTORS

     The business and affairs of Equity Funds III, Inc. are managed under the direction of its Board of Directors.

     Certain officers and directors of Equity Funds III, Inc. hold identical positions in each of the other funds in the Delaware Investments family. On July 31, 1998, Equity Funds III, Inc.'s officers and directors owned less than 1% of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and the Institutional Class.

     As of July 31, 1998, management believes the following accounts held 5% or more of the outstanding shares of a Class of the Fund. With the exception of DMC Profit Sharing Plans, the Fund has no knowledge of beneficial ownership.




Class           Name of Address of Account             Share Amount     Percentage

Class A Shares  Merrill Lynch, Pierce, Fenner & Smith     1,749,655           7.15%
                Attn: Fund Administration
                4800 Deer Lake Drive East, 2nd Floor
                Jacksonville, FL 32246

Class B Shares  Merrill Lynch, Pierce, Fenner & Smith       450,007          11.24%
                Attn: Fund Administration
                4800 Deer Lake Dr. East, 2nd Floor
                Jacksonville, FL 32246

Class C Shares  Merrill Lynch, Pierce, Fenner & Smith       187,118          23.70%
                Attn: Fund Administration
                4800 Deer Lake Dr. East, 2nd Floor
                Jacksonville, FL 32246

Institutional
Class           Fidelity Investments -
                Institutional Operations                    998,582          31.03%
                CO FIICO as Agent
                For Certain Employee Benefit Plans
                100 Magellan Way
                Covington, KY 41015

                Merrill Lynch Trust Co.                     480,961          14.95%
                Trust Qualified Retirement Plans
                Attn: Sue Nohilly
                265 Davidson Avenue - 3rd Floor
                Somerset, NJ 08873


Class           Name of Address of Account             Share Amount     Percentage
Insitutional
Class           Bank of New York                            421,611          13.10%
                TRST First Hospital Corp.
                Retirement Plan
                Attn: Michael Polis
                1 Wall Street
                New York, NY 10005

                Fifth Third Bank                            373,453          11.60%
                Benefits & PPA
                P.O. Box 630074
                Cincinnati, OH 45263

                Northern Trust                              261,520           8.13%
                Trust PHH Corp
                P.O. Box 92956
                Chicago, IL 60675

                RS DMC Employee Profit Sharing Plan         172,585           5.36%
                Delaware Management Company
                Employee Profit Sharing Trust
                c/o Rick Seidel
                1818 Market Street
                Philadelphia, PA 19103




     DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

     Certain officers and directors of the Fund hold identical positions in each of the other funds in the Delaware Investments family.
Directors and principal officers of the Fund are noted below along with their ages and their business experience for the past five years.
Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (61)

Chairman and Director and/or Trustee of Equity Funds III, Inc. and 33 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

Chairman, President, Chief Executive Officer and Director of DMH Corp., Delaware Distributors, Inc. and Founders Holdings, Inc.

Chairman, President, Chief Executive Officer, Chief Investment Officer and Director/Trustee of Delaware Management Company, Inc. and Delaware Management Business Trust

Chairman, President, Chief Executive Officer and Chief Investment
Officer of Delaware Management Company (a series of Delaware Management Business Trust)

Chairman, Chief Executive Officer and Chief Investment Officer of
Delaware Investment Advisers (a series of Delaware Management Business
Trust)

Chairman, Chief Executive Officer and Director of Delaware International Advisers Ltd., Delaware International Holdings Ltd. and Delaware
Management Holdings, Inc.

President and Chief Executive Officer of Delvoy, Inc.

Chairman of Delaware Distributors, L.P.

Director of Delaware Service Company, Inc. and Retirement Financial
Services, Inc.

During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

*Jeffrey J. Nick (45)

President, Chief Executive Officer and Director and/or Trustee of
Equity Funds III, Inc. and 33 other investment companies in the Delaware Investments family

President and Director of Delaware Management Holdings, Inc.

President, Chief Executive Officer and Director of Lincoln National Investment Companies, Inc.

President of Lincoln Funds Corporation

Director of Delaware International Advisers Ltd.

From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National
UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Richard G. Unruh, Jr. (58)

Executive Vice President of Equity Funds III, Inc. and 33 other investment companies in the Delaware Investments family, Delaware Management
Holdings, Inc., Delaware Management Company (a series of Delaware
Management Business Trust) and Delaware Capital Management, Inc.

President of Delaware Investment Advisers (a series of Delaware
Management Business Trust)

Executive Vice President and Director/Trustee of Delaware Management Company, Inc. and Delaware Management Business Trust

Director of Delaware International Advisers Ltd.

During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

-------------------
* Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.



Paul E. Suckow (50)

Executive Vice President/Chief Investment Officer, Fixed Income of Equity Funds III, Inc. and 33 other investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.

Executive Vice President and Director of Founders Holdings, Inc.

Executive Vice President of Delaware Capital Management, Inc. and
Delaware Management Business Trust

Director of Founders CBO Corporation

Director of HYPPCO Finance Company Ltd.

Before returning to Delaware Investments in 1993, Mr. Suckow was
Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for Delaware Investments.

David K. Downes (58)

Executive Vice President, Chief Operating Officer, Chief Financial Officer of Equity Funds III, Inc. and 33 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc, Founders CBO Corporation, Delaware Capital Management, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Distributors, L.P.

Executive Vice President, Chief Financial Officer, Chief Administrative Officer and Trustee of Delaware Management Business Trust

Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.

President, Chief Executive Officer, Chief Financial Officer and
Director of Delaware Service Company, Inc.

President, Chief Operating Officer, Chief Financial Officer and
Director of Delaware International Holdings Ltd.

Chairman, Chief Executive Officer and Director of Delaware Management Trust Company and Retirement Financial Services, Inc.

Director of Delaware International Advisers Ltd.

Vice President of Lincoln Funds Corporation

During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

Walter P. Babich (70)

Director and/or Trustee of Equity Funds III, Inc. and 33 previous investment companies in the Delaware Investment family
460 North Gulph Road, King of Prussia, PA 19406

Board Chairman, Citadel Constructors, Inc.

From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.


John H. Durham (60)

Director and/or Trustee of Equity Funds III, Inc. and 18 other investment companies in the Delaware Investments family

Partner, Complete Care Services
120 Gibraltar Road, Horsham, PA 19044

Mr. Durham served as Chairman of the Board of each fund in the Delaware Investments family from 1986 to 1991; President of each fund from 1977 to 1990; and Chief Executive Officer of each fund from 1984 to 1990. Prior to 1992, with respect to Delaware Management Holdings, Inc., Delaware Management Company, Delaware Distributors, Inc. and Delaware Service Company, Inc., Mr. Durham served as a director and in various executive capacities at different times.

Anthony D. Knerr (59)

Director and/or Trustee of Equity Funds III, Inc. and 33 other investment companies in the Delaware Investments family

500 Fifth Avenue, New York, NY  10110

Founder and Managing Director, Anthony Knerr & Associates

From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.


Ann R. Leven (57)

Director and/or Trustee of Equity Funds III, Inc. and 33 other investment companies in the Delaware Investments family

785 Park Avenue, New York, NY  10021

Treasurer, National Gallery of Art

From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (77)

Director and/or Trustee of Equity Funds III, Inc. and 33 other investment companies in the Delaware Investments family

City Hall, Philadelphia, PA  19107

Philadelphia City Councilman

Thomas F. Madison (62)

Director and/or Trustee of Equity Funds III, Inc. and 33 other investment companies in the Delaware Investments family

200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

President and Chief Executive Officer, MLM Partners, Inc. Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST
Communications--Markets.


Charles E. Peck (72)

Director and/or Trustee of Equity Funds III, Inc. and 33 other investment companies in the Delaware Investments family

P.O. Box 1102, Columbia, MD  21044

Secretary/Treasurer, Enterprise Homes, Inc.

From 1981 to 1990, Mr. Peck was Chairman and Chief Executive
Officer of The Ryland Group, Inc., Columbia, MD.


George M. Chamberlain, Jr. (51)

Senior Vice President, Secretary and General Counsel of Equity
Funds III, Inc. and 33 other investment companies in the Delaware
Investments family, Delaware Distributors, L.P., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.

Senior Vice President, Secretary, General Counsel and Director/Trustee of DMH Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc.,
Retirement Financial Services, Inc., Delaware Capital Management,
Inc., Delvoy, Inc. and Delaware Management Business Trust

Executive Vice President, Secretary, General Counsel and Director of Delaware Management Trust Company

Senior Vice President and Director of Delaware International Holdings Ltd.

Director of Delaware International Advisers Ltd.

Secretary of Lincoln Funds Corporation

Attorney.

During the past five years, Mr. Chamberlain has served in various executive capacities at different times within the Delaware organization.

Joseph H. Hastings (48)

Senior Vice President/Corporate Controller of Equity Funds III, Inc. and 33 other investment companies in the Delaware Investments family and Founders Holdings, Inc.

Senior Vice President/Corporate Controller and Treasurer of Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Delaware International Holdings Ltd., Delvoy, Inc. and Delaware Management Business Trust

Chief Financial Officer/Treasurer of Retirement Financial
Services, Inc.

Executive Vice President/Chief Financial Officer/Treasurer of Delaware Management Trust Company

Senior Vice President/Assistant Treasurer of Founders CBO Corporation

Treasurer of Lincoln Funds Corporation

During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.


Michael P. Bishof (35)

Senior Vice President/Treasurer of Equity Funds III, Inc. and 33 other investment companies in the Delaware Investments family and Founders Holdings, Inc.

Senior Vice President/Investment Accounting of Delaware Management Company, Inc., Delaware Management Company (a series of Delaware
Management Business Trust) and Delaware  Service Company, Inc.

Senior Vice President and Treasurer/Manager of Investment Accounting of Delaware Distributors, L.P. and Delaware Investment Advisers (a series of Delaware Management Business Trust)

Senior Vice President and Manager of Investment Accounting of Delaware International Holdings Ltd.

Senior Vice President and Assistant Treasurer of Founders CBO
Corporation

Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

Gerald S. Frey (52)

Vice President/Senior Portfolio Manager of Equity Funds III, Inc., nine other investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Investment Advisers
(a series of Delaware Management Business Trust)

Before joining Delaware Investments in 1996, Mr. Frey was a Senior Director with Morgan Grenfell Capital Management, New York, NY from 1986 to 1995.



     The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from Equity Funds III, Inc. and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee for the fiscal year ended June 30, 1998 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of June 30, 1998. Only the independent directors of the Fund receive compensation from the Fund.



                                      Pension or     Estimated    Total Compensation
                      Aggregate       Retirement       Annual    from the Investment
                    Compensation   Benefits Accrued   Benefits      Companies in
                    from Equity       as Part of        Upon          Delaware
Name               Funds III, Inc.   Fund Expenses   Retirement(1)  Investments(2)

W. Thacher Longstreth  $2,272            None         $38,500         $63,408
Ann R. Leven           $2,503            None         $38,500         $69,517
Walter P. Babich       $2,464            None         $38,500         $68,241
Anthony D. Knerr       $2,464            None         $38,500         $68,241
Charles E. Peck        $2,272            None         $38,500         $63,408
Thomas F. Madison      $2,272            None         $38,500         $63,408
John H. Durham(3)        $524            None         $31,000         $11,275



(1) Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of June 30, 1998, he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent director/trustee (other than John H. Durham) currently receives a total annual retainer fee of $38,500 for serving as a director or trustee for all 34 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John H. Durham currently receives a total annual retainer fee of $31,000 for serving as a director or trustee for 19 investment companies in Delaware Investments, plus $1,757.50 for each Board Meeting attended. Ann R. Leven, Walter P. Babich, Anthony D. Knerr and Thomas F. Madison serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.

(3) John H. Durham joined the Board of Directors of the Fund and 18 other investment companies in Delaware Investments on April 16, 1998.


EXCHANGE PRIVILEGE

     The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds available from the Delaware Investments family are set forth in the relevant prospectuses for such classes. The following supplements that information. The Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds available from the Delaware Investments family. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

     An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

     In addition, investment advisers and dealers may make exchanges between funds available from the Delaware Investments family on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.


Telephone Exchange Privilege

     Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds available from the Delaware Investments family. This service is automatically provided unless the Fund receives written notice from the shareholder to the contrary.

     Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Class, their Client Services Representative at 800-828-5052, to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.

     The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds available from the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

     As described in the Prospectuses, neither the Fund nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.


Right to Refuse Timing Accounts

     With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in funds in the Delaware Investments family from Timing Firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who:
(i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund ; (ii) makes more than two exchanges out of the Fund per calendar quarter ; or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.


Restrictions on Timed Exchanges

     Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight funds in the Delaware Investments family: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other funds in the Delaware Investments family are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in funds in the Delaware Investments family not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).

     The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

     Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                         *     *     *

     Following is a summary of the investment objectives of the other funds in the Delaware Investments family:

     Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

     Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

     DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

     Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal.
Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

     Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income.

     U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

     Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

     REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

     Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

     Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

     Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

     Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Growth Portfolio seeks long term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

     International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

     U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

     Delaware Group Premium Fund, Inc. offers 16 funds available exclusively as funding vehicles for certain insurance company separate
accounts.   Decatur Total Return Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing primarily in small- cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry.

     Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

     Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

     Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

     Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

     Delaware-Voyageur Tax-Free Florida Intermediate Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

     Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

     Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

     Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

     Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

     For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

     Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

     The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.

     Delaware International, or its affiliate Delaware also manages the investment options for Delaware Medallion(SM) III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers a variety of investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the mutual funds in the Delaware Investments family available outside the annuity. See Delaware Group Premium Fund, Inc., above.

     Access persons and advisory persons of the funds in the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures:
(1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and
(5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

     The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Investments family. The
Distributor ("DDLP") received net commissions from the Fund on behalf of the Class A Shares, after reallowances to dealers, as follows:


                              Total
                            Amount of      Amounts         Net
                           Underwriting   Reallowed     Commission
     Fiscal Year Ended      Commission    to Dealers     to DDLP

     June 30, 1998           $872,998     $722,205     $150,793
     June 30, 1997          1,602,046    1,336,246      265,831
     June 30, 1996          2,101,990    1,779,727      322,263

     The Distributor received in the aggregate Limited CDSC payments with respect to Class A Shares as follows:

     Fiscal Year Ended      Limited CDSC Payments

     June 30, 1998          $9,869
     June 30, 1997          10,416
     June 30, 1996          11,000

     The Distributor received in the aggregate CDSC payments with respect to Class B Shares as follows:

 Fiscal Year Ended      CDSC Payments

     June 30, 1998        $190,555
     June 30, 1997         175,785
     June 30, 1996          29,086

     The Distributor received CDSC payments with respect to Class C Shares as follows:

 Fiscal Year Ended          CDSC Payments

     June 30, 1998          $9,374
     June 30, 1997          14,972
     June 30, 1996             480

     The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the disinterested directors. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

     The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Equity Funds III, Inc.'s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Equity Funds III, Inc. to delete the words "Delaware Group" from Equity Funds III, Inc.'s name.

     Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of the Fund's securities and cash. As custodian for the Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.



Capitalization

     Equity Funds III, Inc. has a present authorized capitalization of five hundred million shares of capital stock with a $.50 par value per share. The Board of Directors has allocated fifty million shares to Class A Shares, twenty-five million shares to Class B Shares, twenty-five million shares to Class C Shares and twenty-five million shares to Institutional Class shares. Each Class represents a proportionate interest in the assets of the Fund, and each has the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Institutional Class may not vote on any matter that affects the Fund Classes' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to Class A Shares. General expenses of the Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Plans of Class A Shares, Class B Shares and Class C Shares will be allocated solely to those classes.

     All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

     Prior to September 6, 1994, Trend Fund A Class was known as Trend Fund class and Trend Fund Institutional Class was known as Trend Fund (Institutional) class.

     Effective as of August 29, 1997, the name of Delaware Group Trend Fund, Inc. was changed to Delaware Group Equity Funds III, Inc.

Noncumulative Voting
     Equity Funds III, Inc. shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Equity Funds III, Inc. voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

     This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.


FINANCIAL STATEMENTS

     Ernst & Young LLP serves as the independent auditors for Delaware Group Equity Funds III, Inc. and, in its capacity as such, audits the annual financial statements of the Fund. The Fund's Statement of Net Assets, Statement of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended June 30, 1998 are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

     Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Investments at 800-523- 1918 and shareholders of the Institutional Class should contact Delaware Investments at 800-828-5052.



INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103


NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN


The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245



DELAWARE GROUP EQUITY FUNDS III, INC.



TREND FUND



A CLASS
B CLASS
C CLASS


INSTITUTIONAL CLASS


CLASSES OF DELAWARE GROUP
EQUITY FUNDS III,  INC.









PART B

STATEMENT OF
ADDITIONAL INFORMATION


AUGUST 28, 1998

[LOGO OMITTED: DELAWARE INVESTMENTS]



                                 PART C

                           Other Information


Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

          Part A  - Financial Highlights

          *Part B - Statement of Net Assets
                    Statement of Assets and Liabilities
                    Statement of Operations
                    Statements of Changes in Net Assets
                    Notes to Financial Statements
                    Accountant's Report

* The financial statements and Accountant's Report listed above are incorporated into Part B by reference to the Registrant's Annual Report for the fiscal year ended June 30, 1998.

     (b)     Exhibits:

        (1) Articles of Incorporation.

              (a) Articles of Incorporation, as amended and supplemented through August 30, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 53 filed August 30, 1995.

              (b) Executed Articles Supplementary (November 28, 1995)
                  incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

              (c) Executed Articles of Amendment (August 27, 1997)
                  incorporated into this filing by reference to Post-Effective Amendment No. 56 filed August 29, 1997.

        (2) By-Laws. By-Laws, as amended through August 30, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 53 filed August 30, 1995.

        (3) Voting Trust Agreement.  Inapplicable.

        (4) Copies of All Instruments Defining the Rights of Holders.

              (a) Articles of Incorporation, Articles of Amendment and
                  Articles Supplementary.

               (i) Incorporated into this filing by reference to Post-
                   Effective Amendment No. 53 filed August 30, 1995.

              (ii) Executed Articles Supplementary (November 28, 1995)
                   incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

             (iii) Executed Articles of Amendment (August 27, 1997)
                   incorporated into this filing by reference to Post-Effective Amendment No. 56 filed August 29, 1997.

            (b) By-Laws.  Incorporated into this filing by reference to
                Post-Effective Amendment No. 53 filed August 30, 1995.

        (5) Investment Management Agreement. Investment Management Agreement between Delaware Management Company, Inc. and the Registrant dated April 3, 1995 incorporated into this filing by reference to Post-Effective Amendment No. 53 filed August 30, 1995.

        (6)(a) Distribution Agreement.

               (i) Executed Distribution Agreement (April 3, 1995)
                   incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

              (ii) Executed Amendment No. 1 to Distribution Agreement
                   (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

           (b) Administration and Service Agreement.  Form of
               Administration and Service Agreement (as amended November
               1995) incorporated into this filing by reference to Post-Effective Amendment No. 54 filed November 20, 1995.

           (c) Dealer's Agreement.  Dealer's Agreement (as amended November
               1995) incorporated into this filing by reference to Post-Effective Amendment No. 54 filed November 20, 1995.

           (d) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

        (7) Bonus, Profit Sharing, Pension Contracts.

           (a) Amended and Restated Profit Sharing Plan (November 17,
               1994) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed August 30, 1995.


           (b) Amendment to Profit Sharing Plan (December 21, 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

        (8) Custodian Agreement.

           (a) Executed Custodian Agreement (June 1, 1996) between the Registrant and Bankers Trust Company incorporated into this filing by reference to Post-Effective Amendment No. 56 filed August 29, 1997.

           (b) Form of Securities Lending Agreement (1996) between the Registrant and Bankers Trust Company incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

         (9) Other Material Contracts.

           (a) Shareholders Services Agreement (June 29, 1988) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

           (b) Executed Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) between the Registrant and Delaware Service Company, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 56 filed August 29, 1997.

                   (i) Executed Amendment No. 7 (October 14, 1997) to
                       Schedule A to Delaware Group of Funds Fund
                       Accounting Agreement attached as Exhibit.

                  (ii) Executed Amendment No. 8 (December 18, 1997) to
                       Schedule A to Delaware Group of Funds Fund
                       Accounting Agreement attached as Exhibit.

                 (iii) Executed Amendment No. 9 (March 31, 1998) to
                       Schedule A to Delaware Group of Funds Fund
                       Accounting Agreement attached as Exhibit.

                  (iv) Form of Amendment No. 10 (1998) to Schedule A to
                       Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                   (v) Form of Amendment No. 11 (1998) to Schedule A to
                       Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                  (vi) Form of Amendment No. 12 (1998) to Schedule A to
                       Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

         (10) Opinion of Counsel.  Attached as Exhibit.
         (11) Consent of Auditors.  Attached as Exhibit.

      (12-13) Inapplicable.

         (14) Model Plans. Incorporated into this filing by reference to Post-Effective Amendment No. 53 filed August 30, 1995.

       **(15) Plans under Rule 12b-1.

                (a) Plan under Rule 12b-1 for Class A (November 29, 1995)
                    incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

                (b) Plan under Rule 12b-1 for Class B (November 29, 1995)
                    incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

                (c) Plan under Rule 12b-1 for Class C (November 29, 1995)
                    incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

         (16) Schedules of Computation for each Performance Quotation.

                (a) Incorporated into this filing by reference to Post-
                    Effective Amendment No. 53 filed August 30, 1995 and Post-Effective Amendment No. 56 filed August 29, 1997.

         (17) Financial Data Schedules.  Attached as Exhibit.

         (18) Plan under Rule 18f-3.

                (a) Plan under Rule 18f-3 (as amended May 1, 1996)
                    incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

                (b) Form of Amended Appendix A (1997) to Plan under Rule
                    18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 56 filed August 29, 1997.

          (19) Other:  Directors' Power of Attorney.  Attached as
               Exhibit.

Item 25. Persons Controlled by or under Common Control with Registrant.
         None.

**  Relates only to Trend Fund A Class, Trend Fund B Class and Trend
    Fund C Class.

Item 26. Number of Holders of Securities.

             (1)                              (2)

                                           Number of
     Title of Class                      Record Holders
     -------------                       -----------------
     Delaware Group Equity Funds III, Inc.'s:

     Trend Fund A Class
     Common Stock Par Value              32,366 Accounts as of
     $.50 Per Share                      July 31, 1998

     Trend Fund B Class
     Common Stock Par Value              7,420 Accounts as of
     $.50 Per Share                      July 31, 1998

     Trend Fund C Class
     Common Stock Par Value              1,111 Accounts as of
     $.50 Per Share                      July 31, 1998

     Trend Fund Institutional Class
     Common Stock Par Value              63 Accounts as of
     $.50 Per Share                      July 31, 1998

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 31 filed June 27, 1983 and Article VII of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 53 filed August 30, 1995.



Item 28. Business and Other Connections of Investment Adviser.

     Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity
Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.


     The following persons serving as officers of the Manager have held the following positions during the past two years:

Name and Principal   Positions and Offices with the Manager and its
Business Address *   Affiliates and Other Positions and Offices Held

Wayne A. Stork       Chairman of the Board, President, Chief Executive
                     Officer, Chief Investment Officer and Director/
                     Trustee of Delaware Management Company, Inc. and
                     Delaware Management Business Trust; Chairman of the
                     Board, President, Chief Executive Officer, Chief
                     Investment Officer of Delaware Management Company
                     (a series of Delaware Management Business Trust);
                     Chairman of the Board, President, Chief Executive
                     Officer and Director of DMH Corp., Delaware
                     Distributors, Inc. and Founders Holdings, Inc.;
                     Chairman, Chief Executive Officer and Chief Investment
                     Officer of Dealware Investment Advisers (a series of
                     Delaware Management Business Trust); Chairman, Chief
                     Executive Officer and Director of  Delaware International
                     Holdings Ltd. and Delaware International Advisers Ltd.;
                     Chairman of the Board and Director of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc., and Delaware Capital
                     Management, Inc.; Chairman of Delaware Distributors,
                     L.P.;  President and Chief Executive Officer of Delvoy,
                     Inc.; and Director and/or Trustee of Delaware Service
                     Company, Inc. and Retirement Financial Services, Inc.

Richard G.
Unruh, Jr.           Executive Vice President of the Registrant, each of the
                     other funds in the Delaware Investments family, Delaware
                     Management Holdings, Inc., Delaware Capital Management,
                     Inc. and Delaware Management Company (a series of Delaware
                     Management Business Trust); Executive Vice President and
                     Director/Trustee of Delaware Management Company, Inc. and
                     Delaware Management Business Trust;  President of Delaware
                     Investment Advisers (a series of Delaware Management
                     Business Trust); and Director of Delaware International
                     Advisers Ltd.

                     Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

*  Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal   Positions and Offices with the Manager and its
Business Address *   Affiliates and Other Positions and Offices Held

Paul E. Suckow       Executive Vice President/Chief Investment Officer,
                     Fixed Income of Delaware Management Company, Inc.,
                     Delaware Management Company (a series of Delaware
                     Management Business Trust), Delaware Investment Advisers
                     (a series of Delaware Management Business Trust), the
                     Registrant, each of the other funds in the Delaware
                     Investments family and Delaware Management Holdings,
                     Inc.; Executive Vice President and Director of
                     Founders Holdings, Inc.; Executive Vice President of
                     Delaware Capital Management, Inc. and Delaware Management
                     Business Trust; and Director of Founders CBO Corporation

                     Director, HYPPCO Finance Company Ltd.

David K. Downes      Executive Vice President, Chief Operating Officer,
                     Chief Financial Officer and Director of Delaware
                     Management Company, Inc., DMH Corp, Delaware
                     Distributors, Inc., Founders Holdings, Inc. and
                     Delvoy, Inc.; Executive Vice President, Chief Financial
                     Officer, Chief Administrative Officer and Trustee of
                     Delaware Management Business Trust; Executive Vice
                     President, Chief Operating Officer and Chief Financial
                     Officer of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management
                     Holdings, Inc., Founders CBO Corporation, Delaware
                     Capital Management, Inc., Delaware Management Company
                     (a series of Delaware Management Business Trust),
                     Delaware Investment Advisers (a series of Delaware
                     Management Business Trust) and Delaware Distributors,
                     L.P.;  President, Chief Executive Officer, Chief
                     Financial Officer and Director of Delaware Service
                     Company, Inc.; President, Chief Operating Officer,
                     Chief Financial Officer and Director of Delaware
                     International Holdings Ltd.; Chairman, Chief Executive
                     Officer and Director of Retirement Financial
                     Services, Inc.; Chairman and Director of Delaware
                     Management Trust Company; Director of Delaware
                     International Advisers Ltd.; and Vice President of
                     Lincoln Funds Corporation

                     Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA

*  Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal   Positions and Offices with the Manager and its
Business Address *   Affiliates and Other Positions and Offices Held

George M.
Chamberlain, Jr.     Senior Vice President, General Counsel, Secretary
                     and Director/Trustee of Delaware Management Company,
                     Inc., DMH Corp., Delaware Distributors, Inc., Delaware
                     Service Company, Inc., Founders Holdings, Inc.,
                     Delaware Capital Management, Inc., Retirement
                     Financial Services, Inc., Delvoy, Inc. and Delaware
                     Management Business Trust; Senior Vice President,
                     Secretary and General Counsel of the Registrant, each of the other funds in the Delaware Investments family, Delaware Distributors, L.P., Delaware Management Company
                     (a series of Delaware Management Business Trust),
                     Delaware Investment Advisers (a series of Delaware
                     Management Business Trust) and Delaware Management
                     Holdings, Inc.; Senior Vice President and Director of Delaware International Holdings Ltd.; Executive
                     Vice President, Secretary, General Counsel and
                     Director of Delaware Management Trust Company; Director of Delaware International Advisers Ltd.; Secretary of Lincoln Funds Corporation

Richard J.
Flannery Senior Vice President/Corporate and International Affairs of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware Management
                     Trust Company, Delaware Capital Management, Inc., Delaware Service Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Retirement Financial Services, Inc.; Executive Vice President/Corporate & International Affairs and Director of Delaware International Holdings Ltd.; Senior Vice President/Corporate and International Affairs and Director of Founders Holdings, Inc. and Delvoy, Inc.; Senior Vice President of Founders CBO Corporation; and Director of Delaware International Advisers Ltd.

                     Director, HYPPCO Finance Company Ltd.

                     Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

*  Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal   Positions and Offices with the Manager and its
Business Address *   Affiliates and Other Positions and Offices Held

Michael P. Bishof    Senior Vice President and Treasurer of the
                     Registrant, each of the other funds in the Delaware
                     Investments family and Founders Holdings, Inc.;
                     Senior Vice President/Investment Accounting of
                     Delaware Management Company, Inc., Delaware
                     Management Company (a series of Delaware Management
                     Business Trust) and Delaware Service Company, Inc.;
                     Senior Vice President and Treasurer/Manager,
                     Investment Accounting of Delaware Distributors, L.P.
                     and Delaware Investment Advisers (a series of Delaware
                     Management Business Trust); Senior Vice President and Assistant Treasurer of Founders CBO Corporation;
                     and Senior Vice President and Manager of Investment
                     Accounting of Delaware International Holdings Ltd.

Joseph H. Hastings   Senior Vice President/Corporate Controller and
                     Treasurer of Delaware Management Holdings, Inc.,
                     DMH Corp., Delaware Management Company, Inc.,
                     Delaware Distributors, Inc., Delaware Capital
                     Management, Inc., Delaware Distributors, L.P.,
                     Delaware Service Company, Inc., Delaware
                     International Holdings Ltd., Delaware Management
                     Company (a series of Delaware Management Business
                     Trust), Delvoy, Inc. and Delaware Management Business
                     Trust; Senior Vice President/Corporate Controller of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings,
                     Inc.; Executive Vice President, Chief Financial
                     Officer and Treasurer of Delaware Management Trust
                     Company; Chief Financial Officer and Treasurer of
                     Retirement Financial Services, Inc.; Senior Vice
                     President/ Assistant Treasurer of Founders CBO
                     Corporation; and Treasurer of Lincoln Funds
                     Corporation

Michael T. Taggart   Vice President/Facilities Management and Administrative
                     Services of Delaware Management Company, Inc. and
                     Delaware Management Company (a series of Delaware
                     Management Business Trust)

Douglas L. Anderson  Senior Vice President/Operations of Delaware
                     Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment and Retirement Services, Inc. and Delaware Service Company, Inc.; Senior Vice President/ Operations and Director of Delaware Management Trust Company

James L. Shields     Senior Vice President/Chief Information Officer
                     of Delaware Management Company, Inc., Delaware
                     Management Company (a series of Delaware Management
                     Business Trust), Delaware Service Company, Inc. and
                     Retirement Financial Services, Inc.


*  Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal   Positions and Offices with the Manager and its
Business Address *   Affiliates and Other Positions and Offices Held

Eric E. Miller       Vice President, Assistant Secretary and Deputy
                     General Counsel of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Company, Inc., Delaware
                     Management Company (a series of Delaware Management
                     Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust),
                     Delaware Management Holdings, Inc., DMH Corp.,
                     Delaware Distributors, L.P., Delaware Distributors
                     Inc., Delaware Service Company, Inc., Delaware
                     Management Trust Company, Founders Holdings, Inc.,
                     Delaware Capital Management, Inc. and Retirement
                     Financial Services, Inc.; Assistant Secretary of
                     Delaware Management Business Trust; and Vice
                     President and Assistant Secretary of Delvoy, Inc.

Richelle S.
Maestro Vice President and Assistant Secretary of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Management Holdings, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., DMH Corp., Delaware Management Trust Company, Delaware Capital Management, Inc., Retirement Financial Services, Inc., Founders Holdings, Inc. and Delvoy, Inc.;
                     Vice President and Secretary of Delaware
                     International Holdings Ltd.; and Secretary of Founders CBO Corporation

                     Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus1       Vice President/Assistant Controller of Delaware
                     Management Company, Inc., Delaware Management Company
                     (a series of Delaware Management Business Trust) and
                     Delaware Management Trust Company

Bruce A. Ulmer       Vice President/Director of LNC Internal Audit of the
                     Registrant, each of the other funds in the Delaware
                     Investments family, Delaware Management Company, Inc.,
                     Delaware Management Company (a series of Delaware
                     Management Business Trust), Delaware Management
                     Holdings, Inc., DMH Corp., Delaware Management Trust
                     Company and Retirement Financial Services, Inc.; Vice
                     President/Director of Internal Audit of Delvoy, Inc.


*  Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal   Positions and Offices with the Manager and its
Business Address *   Affiliates and Other Positions and Offices Held

Joel A. Ettinger2    Vice President/Taxation of the Registrant, each
                     of the other funds in the Delaware Investments family, Delaware Management Company, Inc., Delaware Management
                     Company (a series of Delaware Management Business
                     Trust), Delaware Management Holdings, Inc., Founders
                     Holdings, Inc. and Founders CBO Corporation

Christopher Adams    Vice President/Strategic Planning of Delaware
                     Management Company, Inc., Delaware Management Company
                     (a series of Delaware Management Business Trust) and
                     Delaware Service Company, Inc.

Susan L. Hanson      Vice President/Strategic Planning of Delaware
                     Management Company, Inc., Delaware Management Company
                     (a series of Delaware Management Business Trust) and
                     Delaware Service Company, Inc.

Dennis J. Mara3      Vice President/Acquisitions of Delaware Management
                     Company, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)

Scott Metzger        Vice President/Business Development of Delaware
                     Management Company, Inc., Delaware Management Company
                     (a series of Delaware Management Business Trust) and
                     Delaware Service Company, Inc.

Lisa O. Brinkley     Vice President/Compliance of the Registrant, Delaware
                     Management Company, Inc., each of the other funds in the Delaware Investments family, Delaware
                     Management Company (a series of Delaware Management
                     Business Trust), DMH Corp., Delaware Distributors,
                     L.P., Delaware Distributors, Inc., Delaware Service
                     Company, Inc., Delaware Management Trust Company,
                     Delaware Capital Management, Inc. and Retirement
                     Financial Services, Inc.; Vice President/Compliance
                     Officer of Delaware Management Business Trust; and
                     Vice President of Delvoy, Inc.

Mary Ellen Carrozza  Vice President/Client Services of Delaware Management
                     Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and the Registrant

Gerald T. Nichols    Vice President/Senior Portfolio Manager of Delaware
                     Management Company, Inc., Delaware Management
                     Company (a series of Delaware Management Business
                     Trust), Delaware Investment Advisers (a series of
                     Delaware Management Business Trust), the Registrant,
                     20 other investment companies in the Delaware
                     Investments family; Vice President of Founders
                     Holdings, Inc.; and Treasurer, Assistant Secretary and Director of Founders CBO Corporation

*  Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal   Positions and Offices with the Manager and its
Business Address *   Affiliates and Other Positions and Offices Held

Paul A. Matlack      Vice President/Senior Portfolio Manager of Delaware
                     Management Company, Inc., Delaware Management
                     Company (a series of Delaware Management Business
                     Trust), Delaware Investment Advisers (a series of
                     Delaware Management Business Trust), 20 investment companies in the Delaware Investments family; Vice
                     President of Founders Holdings, Inc.; and President and Director of Founders CBO Corporation

Gary A. Reed         Vice President/Senior Portfolio Manager of Delaware
                     Management Company, Inc., Delaware Management
                     Company (a series of Delaware Management Business
                     Trust), Delaware Investment Advisers (a series of
                     Delaware Management Business Trust), 17 investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

Patrick P. Coyne     Vice President/Senior Portfolio Manager of
                     Delaware Management Company, Inc., Delaware
                     Management Company (a series of Delaware Management
                     Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), the
                     Registrant, 17 other investment companies in the Delaware Investments family and Delaware Capital
                     Management, Inc.

Roger A. Early       Vice President/Senior Portfolio Manager of Delaware
                     Management Company, Inc., Delaware Management Company
                     (a series of Delaware Management Business Trust),
                     Delaware Investment Advisers (a series of Delaware
                     Management Business Trust), the Registrant, 17 other investment companies in the Delaware Investments family

Mitchell L.
Conery4 Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), the Registrant, 17 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

George H. Burwell    Vice President/Senior Portfolio Manager of Delaware
                     Management Company, Inc., Delaware Management Company
                     (a series of Delaware Management Business Trust) and
                     10 investment companies in the Delaware Investments family

John B. Fields       Vice President/Senior Portfolio Manager of Delaware
                     Management Company, Inc., Delaware Management
                     Company (a series of Delaware Management Business
                     Trust), Delaware Investment Advisers (a series of
                     Delaware Management Business Trust), ten investment companies in the Delaware Investments family, Delaware
                     Capital Management, Inc. and Trustee of Delaware
                     Management Business Trust

*  Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal   Positions and Offices with the Manager and its
Business Address *   Affiliates and Other Positions and Offices Held

Gerald S. Frey       Vice President/Senior Portfolio Manager of Delaware
                     Management Company, Inc., Delaware Management
                     Company (a series of Delaware Management Business
                     Trust), Delaware Investment Advisers (a series of
                     Delaware Management Business Trust), the Registrant and nine investment companies in the Delaware
                     Investments family

Christopher Beck5    Vice President/Senior Portfolio Manager of Delaware
                     Management Company, Inc., Delaware Management
                     Company (a series of Delaware Management Business
                     Trust), Delaware Investment Advisers (a series of
                     Delaware Management Business Trust), and 10 investment companies in the Delaware Investments family

Elizabeth H.
Howell6 Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), the Registrant and seven other investment companies in the Delaware Investments family

Andrew M.
McCullagh, Jr.7      Vice President/Senior Portfolio Manager of Delaware
                     Management Company, Inc., Delaware Management
                     Company (a series of Delaware Management Business
                     Trust) the Registrant and eight other investment companies in the Delaware Investments family

Babak Zenouzi        Vice President/Senior Portfolio Manager of Delaware
                     Management Company, Inc., Delaware Management
                     Company (a series of Delaware Management Business
                     Trust) and 13 investment companies in the Delaware
                     Investments family

J. Paul Dokas8       Vice President/Portfolio Manager of Delaware
                     Management Company, Inc., Delaware Management Company
                     (a series of Delaware Management Business Trust), and two investment companies in the Delaware
                     Investments family

Cynthia Isom         Vice President/Portfolio Manager of Delaware
                     Management Company, Inc., Delaware Management
                     Company (a series of Delaware Management Business
                     Trust), the Registrant and 17 other investment companies in the Delaware Investments family

Paul Grillo          Vice President/Portfolio Manager of Delaware
                     Management Company, Inc., Delaware Management
                     Company (a series of Delaware Management Business
                     Trust), Delaware Investment Advisers (a series of
                     Delaware Management Business Trust), the Registrant and 19 other investment companies in the Delaware
                     Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal   Positions and Offices with the Manager and its
Business Address *   Affiliates and Other Positions and Offices Held

Marshall T.
Bassett9 Vice President/Portfolio Manager of Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), the Registrant and each of the other funds in the Delaware Investments family

John A. Heffern10    Vice President/Portfolio Manager of Delaware
                     Management Company, Inc., Delaware Management Company
                     (a series of Delaware Management Business Trust) and each of the funds in the Delaware Investments family

Lori P. Wachs        Vice President/Portfolio Manager of Delaware
                     Management Company, Inc., Delaware Management Company
                     (a series of Delaware Management Business Trust) and each of the funds in the Delaware Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

1  SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
2  TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.
3  CORPORATE CONTROLLER, IIS prior to July 1997.
4  INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
5 SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997. 6 SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to
   May 1997.
7 SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.
8  DIRECTOR OF TRUST INVESTMENTS, Bell Atlantic Corporation prior to
   February 1997.
9 VICE PRESIDENT, Morgan Stanley Asset Management prior to March 1997. 10 SENIOR VICE PRESIDENT, EQUITY RESEARCH, NatWest Securities
   Corporation prior to March 1997.

Item 29. Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b) Information with respect to each director, officer or partner of principal underwriter:



Name and Principal           Positions and Offices      Positions and Offices
Business Address *             with Underwriter            with Registrant
-------------------         ----------------------      ---------------------
Delaware Distributors, Inc. General Partner                  None

Delaware Investment
Advisers                    Limited Partner                  None

Delaware Capital
Management, Inc.            Limited Partner                  None

Wayne A. Stork              Chairman                         Chairman

Bruce D. Barton             President and Chief Executive    None
                            Officer

David K. Downes             Executive Vice President,        Executive Vice President,
                            Chief Operating Officer          Chief Operating Officer and
                            and Chief Financial Officer      Chief Financial Officer

George M. Chamberlain, Jr.  Senior Vice President/           Senior Vice President/
                            Secretary/General Counsel        Secretary/General Counsel

Richard J. Flannery         Senior Vice President/Corporate  Senior Vice President/
                            and International Affairs        Corporate and International
                                                             Affairs

Joseph H. Hastings          Senior Vice President/Corporate  Senior Vice President/
                            Controller & Treasurer           Corporate Controller

Terrence P. Cunningham      Senior Vice President/Financial  None
                            Institutions

Thomas E. Sawyer            Senior Vice President/           None
                            National Sales Director

Mac McAuliffe               Senior Vice President/Sales      None
                            Manager, Western Division

J. Chris Meyer              Senior Vice President/           None
                            Director Product Management

William M. Kimbrough        Senior Vice President/           None
                            Wholesaler

Daniel J. Brooks            Senior Vice President/           None
                            Wholesaler

*   Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal         Positions and Offices     Positions and Offices
Business Address *           with Underwriter           with Registrant
-------------------         ----------------------      ---------------------

Bradley L. Kolstoe          Senior Vice President/Western    None
                            Division Sales Manager

Henry W. Orvin              Senior Vice President/Eastern    None
                            Division Sales Manager

Michael P. Bishof           Senior Vice President and
                            Treasurer/ Manager, Investment   Senior Vice
                            Accounting                       President/Treasurer

Eric E. Miller              Vice President/                  Vice President/Assistant
                            Assistant Secretary/             Secretary/Deputy General
                            Deputy General Counsel           Counsel

Richelle S. Maestro         Vice President/                  Vice President/
                            Assistant Secretary              Assistant Secretary

Lisa O. Brinkley            Vice President/Compliance        Vice President/Compliance

Daniel H. Carlson           Vice President/Strategic         None
                            Marketing

Diane M. Anderson           Vice President/Plan Record       None
                            Keeping and Administration

Anthony J. Scalia           Vice President/Defined           None
                            Contribution Sales,
                            SW Territory

Courtney S. West            Vice President/                  None
                            Defined Contribution
                            Sales, NE Territory

Denise F. Guerriere         Vice President/Client Services   None

Gordon E. Searles           Vice President/Client Services   None

Lori M. Burgess             Vice President/Client Services   None

Julia R. Vander Els         Vice President/Participant       None
                            Services

Jerome J. Alrutz            Vice President/Retail Sales      None

Scott Metzger               Vice President/Business          Vice President/Business
                            Development                      Development


*   Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal        Positions and Offices        Positions and Offices
Business Address *          with Underwriter              with Registrant
-------------------         ----------------------      ---------------------

Larry Carr                  Vice President/Sales Manager     None

Stephen C. Hall             Vice President/                  None
                            Institutional Sales

Gregory J. McMillan         Vice President/                  None
                            National Accounts

Holly W. Reimel             Senior Vice President/Manager,   None
                            National Accounts

Christopher H. Price        Vice President/Manager,          None
                            Insurance

Stephen J. DeAngelis        Senior Vice President, National  None
                            Director/Manager
                            Account Services

Andrew W. Whitaker          Vice President/                  None
                            Financial Institutions

Jessie Emery                Vice President/Marketing         None
                            Communications

Darryl S. Grayson           Vice President, Broker/Dealer    None
                            Internal Sales

Dinah J. Huntoon            Vice President/Product           None
                            Manager Equity

Soohee Lee                  Vice President/Fixed Income      None
                            Product Management

Michael J. Woods            Vice President/UIT Product       None
                            Management

Ellen M. Krott              Vice President/Marketing         None

Dale L. Kurtz               Vice President/                  None
                            Marketing Support

David P. Anderson           Vice President/Wholesaler        None

Lee D. Beck                 Vice President/Wholesaler        None

Gabriella Bercze            Vice President/Wholesaler        None


*   Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal           Positions and Offices     Positions and Offices
Business Address *             with Underwriter           with Registrant
-------------------         ----------------------      ---------------------

Larry D. Birdwell           Vice President/Wholesaler        None

Terrence L. Bussard         Vice President/Wholesaler        None

William S. Carroll          Vice President/Wholesaler        None

William L. Castetter        Vice President/Wholesaler        None

Thomas J. Chadie            Vice President/Wholesaler        None

Joseph Gallagher            Vice President/Wholesaler        None

Thomas C. Gallagher         Vice President/Wholesaler        None

Douglas R. Glennon          Vice President/Wholesaler        None

Ronald A. Haimowitz         Vice President/Wholesaler        None

Edward J. Hecker            Vice President/Wholesaler        None

Christopher L. Johnston     Vice President/Wholesaler        None

Michael P. Jordan           Vice President/Wholesaler        None

Jeffrey A. Keinert          Vice President/Wholesaler        None

Thomas P. Kennett           Vice President/Wholesaler        None

Theodore T. Malone          Vice President/Wholesaler        None

Debbie A. Marler            Vice President/Wholesaler        None

Nathan W. Medin             Vice President/Wholesaler        None

Roger J. Miller             Vice President/Wholesaler        None

Andrew Morris               Vice President/Wholesaler        None

Patrick L. Murphy           Vice President/Wholesaler        None

Scott Naughton              Vice President/Wholesaler        None


*   Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal           Positions and Offices      Positions and Offices
Business Address *             with Underwriter            with Registrant
-------------------         ----------------------      ---------------------

Stephen C. Nell             Vice President/Wholesaler        None

Julia A. Nye                Vice President/Wholesaler        None

Joseph T. Owczarek          Vice President/Wholesaler        None

Mary Ellen Pernice-Fadden   Vice President/Wholesaler        None

Mark A. Pletts              Vice President/Wholesaler        None

Philip G. Rickards          Vice President/Wholesaler        None

Laura E. Roman              Vice President/Wholesaler        None

Linda Schulz                Vice President/Wholesaler        None

Edward B. Sheridan          Vice President/Wholesaler        None

Robert E. Stansbury         Vice President/Wholesaler        None

Julia A. Stanton            Vice President/Wholesaler        None

Larry D. Stone              Vice President/Wholesaler        None

Edward J. Wagner            Vice President/Wholesaler        None

Wayne W. Wagner             Vice President/Wholesaler        None

John A. Wells               Vice President/Marketing         None
                            Technology

Scott Whitehouse            Vice President/Wholesaler        None

*  Business address of each is 1818 Market Street, Philadelphia, PA 19103.


             (c)   Inapplicable.

Item 30.     Location of Accounts and Records.

All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.     Management Services.  None.

Item 32.     Undertakings.

             (a)   Not Applicable.

             (b)   Not Applicable.

             (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

             (d)   Not Applicable.


                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 24th day of August, 1998.

                                   DELAWARE GROUP EQUITY FUNDS III, INC.

                                           By /s/ Wayne A. Stork
                                              ------------------
                                                Wayne A. Stork
                                                   Chairman



Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities and on the dates indicated:

       Signature                  Title                                      Date
------------------           --------------                               ----------
/s/ Wayne A. Stork       Chairman of the Board and Director          August 24, 1998
------------------
Wayne A. Stork
                         Executive Vice President/Chief Operating
                         Officer/Chief Financial Officer

/s/ David K. Downes     (Principal Financial Officer and Principal   August 24, 1998
------------------
David K. Downes          Accounting Officer)

/s/Walter P. Babich   *  Director                                    August 24, 1998
------------------
Walter P. Babich

/s/John H. Durham     *  Director                                    August 24, 1998
------------------
John H. Durham

/s/Anthony D. Knerr   *  Director                                    August 24, 1998
------------------
Anthony D. Knerr

/s/Ann R. Leven       *  Director                                    August 24, 1998
------------------
Ann R. Leven

/s/W. Thacher
------------------
Longstreth            *  Director                                    August 24, 1998
------------------
W. Thacher
Longstreth

/s/Thomas F. Madison  *  Director                                    August 24, 1998
------------------
Thomas F. Madison

/s/Jeffrey J. Nick    *  Director                                    August 24, 1998
------------------
Jeffrey J. Nick

/s/Charles E. Peck    *  Director                                    August 24, 1998
------------------
Charles E. Peck

                               *By  /s/ Wayne A. Stork
                                    -------------------
                                    Wayne A. Stork
                                as Attorney-in-Fact for
                             each of the persons indicated




                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549


                                    Exhibits

                                      to

                                   Form N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                              INDEX TO EXHIBITS


Exhibit No.    Exhibit
----------     ------------
EX-99.B9BI     Amendment No. 7 (October 14, 1997) to Schedule A to
               Delaware Group of Funds Fund Accounting Agreement

EX-99.B9BII    Amendment No. 8 (December 18, 1997) to Schedule A to
               Delaware Group of Funds Fund Accounting Agreement

EX-99.B9BIII   Amendment No. 9 (March 31, 1998) to Schedule A to
               Delaware Group of Funds Fund Accounting Agreement

EX-99.B9BIV    Form of Amendment No. 10 (1998) to Schedule A to
               Delaware Group of Funds Fund Accounting Agreement

EX-99.B9BV     Form of Amendment No. 11 (1998) to Schedule A to
               Delaware Group of Funds Fund Accounting Agreement

EX-99.B9BVI    Form of Amendment No. 12 (1998) to Schedule A to
               Delaware Group of Funds Fund Accounting Agreement

EX-99.B10      Opinion of Counsel

EX-99.B11      Consent of Auditors

EX-27          Financial Data Schedules

EX-99.B19B     Power of Attorney